[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002


- CREDIT SUISSE
  LARGE CAP VALUE FUND

- CREDIT SUISSE
  STRATEGIC VALUE FUND

- CREDIT SUISSE
  SMALL CAP VALUE FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class Shares of Credit Suisse Large Cap Value Fund(1) (the "Fund") had a loss of 7.63%, vs. declines of 15.11%, 15.78% and 10.03%, respectively, for the S&P 500 Index, the S&P/Barra Value Index and the Russell 1000 Value Index.(2) The Fund's Class A Shares, Class B Shares and Class C Shares had returns of -7.63%, -8.29% and -8.35%, respectively, for the same period.(3)

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. In the end, despite the early rally and the positive finish to the period (stocks rose broadly in October), prominent U.S. equity indexes had significant declines for the 12 months.

   The Fund had a loss, hurt by the broad market selloff, though it outperformed its Russell 1000 Value benchmark. Stocks that had relatively good showing in the Fund included its consumer-discretionary, materials, energy and health-care holdings. One factor that hindered the Fund's relative return was its underweighting in the financial-services sector (financial companies account for about a third of the Russell 1000 Value Index), which outperformed the broader equity market in the period.

   Despite the positive October for equities, we remain of the view that the market is undervalued and could have a fair amount of upside potential when risk concerns begin to fade. We base this opinion on our dividend discount model -- which we anchor to fairly conservative assumptions. That said, it could take some time for risk levels to normalize, given the still-uncertain state of the economy and the possibility of a U.S. led war on Iraq. The threat and reality of terrorism also could keep risk thresholds high.

   From the sector perspective, we view technology and telecommunications stocks as being generally expensive, and plan to limit our exposure in these areas over the intermediate term. Our favored companies at present include a number of "old economy" names within the industrial, specialty-retail, energy and health-care sectors. We also view certain financial-services stocks as attractive but remain quite selective in this area.

Sincerely yours,

The Credit Suisse Value Team

                                        1
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[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE LARGE CAP VALUE FUND(1) COMMON CLASS SHARES,
            THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
       THE S&P BARRA VALUE INDEX(2) FROM INCEPTION (8/01/00). (UNAUDITED)

            CREDIT SUISSE LARGE CAP VALUE    RUSSELL 1000 VALUE   S&P 500              S&P BARRA VALUE
            FUND(1) COMMON CLASS -- $9,006   INDEX(2) -- $8,656   INDEX(2) -- $6,387   INDEX(2) -- $7,466
  8/1/2000                        $ 10,000             $ 10,000             $ 10,000             $ 10,000
 8/31/2000                        $ 10,432             $ 10,557             $ 10,621             $ 10,671
 9/30/2000                        $ 10,530             $ 10,654             $ 10,060             $ 10,668
10/31/2000                        $ 10,870             $ 10,916             $ 10,018             $ 10,867
11/30/2000                        $ 10,602             $ 10,511             $  9,228             $ 10,311
12/31/2000                        $ 11,296             $ 11,037             $  9,273             $ 10,842
 1/31/2001                        $ 11,126             $ 11,079             $  9,602             $ 11,299
 2/28/2001                        $ 10,957             $ 10,771             $  8,726             $ 10,550
 3/31/2001                        $ 10,584             $ 10,391             $  8,174             $ 10,134
 4/30/2001                        $ 11,027             $ 10,900             $  8,809             $ 10,822
 5/31/2001                        $ 11,236             $ 11,145             $  8,868             $ 10,935
 6/30/2001                        $ 10,871             $ 10,898             $  8,652             $ 10,581
 7/31/2001                        $ 10,799             $ 10,875             $  8,567             $ 10,398
 8/31/2001                        $ 10,405             $ 10,439             $  8,031             $  9,797
 9/30/2001                        $  9,747             $  9,704             $  7,382             $  8,866
10/31/2001                        $  9,727             $  9,621             $  7,523             $  8,866
11/30/2001                        $ 10,215             $ 10,180             $  8,100             $  9,429
12/31/2001                        $ 10,523             $ 10,419             $  8,171             $  9,572
 1/31/2002                        $ 10,354             $ 10,339             $  8,052             $  9,309
 2/28/2002                        $ 10,481             $ 10,356             $  7,896             $  9,226
 3/31/2002                        $ 10,808             $ 10,845             $  8,193             $  9,699
 4/30/2002                        $ 10,479             $ 10,473             $  7,697             $  9,213
 5/31/2002                        $ 10,490             $ 10,526             $  7,640             $  9,250
 6/30/2002                        $  9,873             $  9,922             $  7,096             $  8,666
 7/31/2002                        $  9,170             $  8,999             $  6,543             $  7,729
 8/31/2002                        $  9,186             $  9,067             $  6,586             $  7,783
 9/30/2002                        $  8,423             $  8,059             $  5,870             $  6,893
10/31/2002                        $  9,006             $  8,656             $  6,387             $  7,466

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS A SHARES(3), THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
             THE S&P BARRA VALUE INDEX(2) FOR TEN YEARS. (UNAUDITED)

       CREDIT SUISSE LARGE CAP VALUE   RUSSELL 1000 VALUE    S&P 500               S&P BARRA VALUE
       FUND(1) CLASS A(3) -- $26,233   INDEX(2) -- $29,018   INDEX(2) -- $25,655   INDEX(2) -- $25,283
10/92                       $  9,425              $ 10,000              $ 10,000              $ 10,000
11/92                       $  9,647              $ 10,328              $ 10,338              $ 10,271
12/92                       $  9,800              $ 10,574              $ 10,473              $ 10,457
 1/93                       $  9,791              $ 10,881              $ 10,550              $ 10,746
 2/93                       $  9,969              $ 11,264              $ 10,692              $ 11,116
 3/93                       $ 10,348              $ 11,596              $ 10,922              $ 11,423
 4/93                       $ 10,096              $ 11,448              $ 10,654              $ 11,377
 5/93                       $ 10,250              $ 11,678              $ 10,942              $ 11,590
 6/93                       $ 10,465              $ 11,935              $ 10,977              $ 11,743
 7/93                       $ 10,398              $ 12,069              $ 10,926              $ 11,889
 8/93                       $ 10,823              $ 12,505              $ 11,343              $ 12,355
 9/93                       $ 10,863              $ 12,525              $ 11,259              $ 12,350
10/93                       $ 11,019              $ 12,516              $ 11,488              $ 12,417
11/93                       $ 10,889              $ 12,258              $ 11,380              $ 12,195
12/93                       $ 11,330              $ 12,490              $ 11,520              $ 12,403
 1/94                       $ 11,868              $ 12,963              $ 11,905              $ 12,981
 2/94                       $ 11,681              $ 12,520              $ 11,583              $ 12,511
 3/94                       $ 11,098              $ 12,054              $ 11,079              $ 11,997
 4/94                       $ 11,415              $ 12,285              $ 11,223              $ 12,249
 5/94                       $ 11,450              $ 12,427              $ 11,406              $ 12,452
 6/94                       $ 11,172              $ 12,129              $ 11,124              $ 12,108
 7/94                       $ 11,559              $ 12,506              $ 11,492              $ 12,517
 8/94                       $ 11,817              $ 12,866              $ 11,960              $ 12,871
 9/94                       $ 11,505              $ 12,439              $ 11,671              $ 12,418
10/94                       $ 11,531              $ 12,612              $ 11,938              $ 12,688
11/94                       $ 11,185              $ 12,103              $ 11,500              $ 12,174
12/94                       $ 11,067              $ 12,242              $ 11,668              $ 12,324
 1/95                       $ 11,257              $ 12,619              $ 11,971              $ 12,657
 2/95                       $ 11,557              $ 13,118              $ 12,436              $ 13,149
 3/95                       $ 11,802              $ 13,406              $ 12,804              $ 13,511
 4/95                       $ 11,983              $ 13,829              $ 13,180              $ 13,956
 5/95                       $ 12,430              $ 14,411              $ 13,700              $ 14,577
 6/95                       $ 12,485              $ 14,607              $ 14,023              $ 14,687
 7/95                       $ 12,760              $ 15,115              $ 14,490              $ 15,193
 8/95                       $ 12,888              $ 15,329              $ 14,530              $ 15,323
 9/95                       $ 13,425              $ 15,883              $ 15,140              $ 15,856
10/95                       $ 13,389              $ 15,725              $ 15,086              $ 15,609
11/95                       $ 14,006              $ 16,522              $ 15,750              $ 16,427
12/95                       $ 14,337              $ 16,937              $ 16,042              $ 16,883
 1/96                       $ 14,932              $ 17,465              $ 16,594              $ 17,388
 2/96                       $ 15,122              $ 17,597              $ 16,753              $ 17,551
 3/96                       $ 15,111              $ 17,896              $ 16,913              $ 17,962
 4/96                       $ 15,254              $ 17,965              $ 17,163              $ 18,145
 5/96                       $ 15,596              $ 18,189              $ 17,605              $ 18,418
 6/96                       $ 15,659              $ 18,204              $ 17,676              $ 18,329
 7/96                       $ 15,270              $ 17,516              $ 16,889              $ 17,556
 8/96                       $ 15,431              $ 18,017              $ 17,248              $ 18,041
 9/96                       $ 16,049              $ 18,733              $ 18,217              $ 18,813
10/96                       $ 16,422              $ 19,457              $ 18,716              $ 19,451
11/96                       $ 17,713              $ 20,868              $ 20,137              $ 20,939
12/96                       $ 17,489              $ 20,602              $ 19,743              $ 20,597
 1/97                       $ 18,343              $ 21,601              $ 20,968              $ 21,547
 2/97                       $ 18,637              $ 21,918              $ 21,137              $ 21,703
 3/97                       $ 17,738              $ 21,130              $ 20,257              $ 20,960
 4/97                       $ 18,395              $ 22,018              $ 21,466              $ 21,746
 5/97                       $ 19,658              $ 23,248              $ 22,784              $ 23,109
 6/97                       $ 20,455              $ 24,245              $ 23,785              $ 23,993
 7/97                       $ 21,785              $ 26,069              $ 25,675              $ 25,912
 8/97                       $ 20,723              $ 25,140              $ 24,252              $ 24,741
 9/97                       $ 21,719              $ 26,659              $ 25,574              $ 26,192
10/97                       $ 21,442              $ 25,915              $ 24,733              $ 25,229
11/97                       $ 22,527              $ 27,060              $ 25,867              $ 26,191
12/97                       $ 23,220              $ 27,850              $ 26,304              $ 26,772
 1/98                       $ 23,054              $ 27,456              $ 26,602              $ 26,442
 2/98                       $ 24,678              $ 29,304              $ 28,514              $ 28,426
 3/98                       $ 25,676              $ 31,097              $ 29,977              $ 29,866
 4/98                       $ 25,587              $ 31,305              $ 30,288              $ 30,219
 5/98                       $ 25,243              $ 30,840              $ 29,761              $ 29,794
 6/98                       $ 26,193              $ 31,236              $ 30,970              $ 30,020
 7/98                       $ 25,587              $ 30,684              $ 30,641              $ 29,368
 8/98                       $ 22,188              $ 26,119              $ 26,217              $ 24,646
 9/98                       $ 23,746              $ 27,618              $ 27,915              $ 26,143
10/98                       $ 25,557              $ 29,758              $ 30,175              $ 28,191
11/98                       $ 26,559              $ 31,145              $ 32,005              $ 29,659
12/98                       $ 27,548              $ 32,204              $ 33,867              $ 30,701
 1/99                       $ 27,786              $ 32,461              $ 35,261              $ 31,321
 2/99                       $ 27,204              $ 32,003              $ 34,166              $ 30,647
 3/99                       $ 27,899              $ 32,665              $ 35,538              $ 31,576
 4/99                       $ 29,490              $ 35,716              $ 36,891              $ 34,298
 5/99                       $ 28,870              $ 35,323              $ 36,039              $ 33,692
 6/99                       $ 30,332              $ 36,349              $ 38,008              $ 34,986
 7/99                       $ 30,133              $ 35,284              $ 36,851              $ 33,910
 8/99                       $ 29,276              $ 33,975              $ 36,679              $ 33,051
 9/99                       $ 28,206              $ 32,788              $ 35,663              $ 31,758
10/99                       $ 29,236              $ 34,675              $ 37,931              $ 33,551
11/99                       $ 29,416              $ 34,403              $ 38,706              $ 33,354
12/99                       $ 30,417              $ 34,569              $ 40,982              $ 34,607
 1/00                       $ 29,278              $ 33,442              $ 38,923              $ 33,506
 2/00                       $ 27,558              $ 30,958              $ 38,187              $ 31,413
 3/00                       $ 29,901              $ 34,735              $ 41,922              $ 34,688
 4/00                       $ 30,148              $ 34,332              $ 40,661              $ 34,456
 5/00                       $ 30,728              $ 34,694              $ 39,827              $ 34,563
 6/00                       $ 29,688              $ 33,109              $ 40,808              $ 33,198
 7/00                       $ 28,867              $ 33,523              $ 40,171              $ 33,862
 8/00                       $ 30,438              $ 35,388              $ 42,665              $ 36,133
 9/00                       $ 30,741              $ 35,714              $ 40,412              $ 36,124
10/00                       $ 31,717              $ 36,593              $ 40,241              $ 36,799
11/00                       $ 30,935              $ 35,235              $ 37,069              $ 34,916
12/00                       $ 32,972              $ 37,000              $ 37,250              $ 36,712
 1/01                       $ 32,462              $ 37,141              $ 38,572              $ 38,262
 2/01                       $ 31,967              $ 36,108              $ 35,055              $ 35,726
 3/01                       $ 30,890              $ 34,834              $ 32,834              $ 34,316
 4/01                       $ 32,182              $ 36,541              $ 35,386              $ 36,644
 5/01                       $ 32,808              $ 37,363              $ 35,623              $ 37,028
 6/01                       $ 31,742              $ 36,533              $ 34,756              $ 35,828
 7/01                       $ 31,529              $ 36,457              $ 34,414              $ 35,209
 8/01                       $ 30,375              $ 34,995              $ 32,259              $ 33,174
 9/01                       $ 28,452              $ 32,531              $ 29,654              $ 30,023
10/01                       $ 28,395              $ 32,251              $ 30,220              $ 30,023
11/01                       $ 29,819              $ 34,125              $ 32,538              $ 31,928
12/01                       $ 30,724              $ 34,929              $ 32,823              $ 32,413
 1/02                       $ 30,217              $ 34,659              $ 32,344              $ 31,524
 2/02                       $ 30,587              $ 34,715              $ 31,721              $ 31,242
 3/02                       $ 31,542              $ 36,357              $ 32,914              $ 32,842
 4/02                       $ 30,599              $ 35,110              $ 30,918              $ 31,197
 5/02                       $ 30,631              $ 35,285              $ 30,690              $ 31,321
 6/02                       $ 28,812              $ 33,260              $ 28,504              $ 29,346
 7/02                       $ 26,757              $ 30,167              $ 26,282              $ 26,174
 8/02                       $ 26,820              $ 30,396              $ 26,455              $ 26,354
 9/02                       $ 24,580              $ 27,016              $ 23,580              $ 23,343
10/02                       $ 26,233              $ 29,018              $ 25,655              $ 25,283

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS B SHARES(3),
            THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
       THE S&P BARRA VALUE INDEX(2) FROM INCEPTION (2/28/96). (UNAUDITED)

            CREDIT SUISSE             RUSSELL 1000
            LARGE CAP VALUE FUND(1)   VALUE INDEX      S&P 500               S&P BARRA VALUE
            CLASS B(3) -- $16,490     (2) -- $16,491   INDEX(2) -- $15,314   INDEX(2) -- $14,406
 2/29/1996                 $ 10,000         $ 10,000              $ 10,000              $ 10,000
 3/31/1996                 $  9,984         $ 10,170              $ 10,096              $ 10,234
 4/30/1996                 $ 10,071         $ 10,209              $ 10,245              $ 10,338
 5/31/1996                 $ 10,291         $ 10,337              $ 10,509              $ 10,494
 6/30/1996                 $ 10,329         $ 10,345              $ 10,551              $ 10,443
 7/31/1996                 $ 10,061         $  9,954              $ 10,081              $ 10,003
 8/31/1996                 $ 10,162         $ 10,239              $ 10,295              $ 10,279
 9/30/1996                 $ 10,568         $ 10,646              $ 10,874              $ 10,719
10/31/1996                 $ 10,808         $ 11,057              $ 11,172              $ 11,083
11/30/1996                 $ 11,652         $ 11,859              $ 12,020              $ 11,930
12/31/1996                 $ 11,492         $ 11,708              $ 11,785              $ 11,735
 1/31/1997                 $ 12,048         $ 12,276              $ 12,516              $ 12,276
 2/28/1997                 $ 12,236         $ 12,456              $ 12,617              $ 12,366
 3/31/1997                 $ 11,636         $ 12,008              $ 12,092              $ 11,942
 4/30/1997                 $ 12,060         $ 12,512              $ 12,813              $ 12,390
 5/31/1997                 $ 12,875         $ 13,211              $ 13,600              $ 13,167
 6/30/1997                 $ 13,393         $ 13,778              $ 14,198              $ 13,670
 7/31/1997                 $ 14,257         $ 14,815              $ 15,325              $ 14,764
 8/31/1997                 $ 13,553         $ 14,287              $ 14,476              $ 14,097
 9/30/1997                 $ 14,201         $ 15,150              $ 15,265              $ 14,923
10/31/1997                 $ 14,005         $ 14,727              $ 14,763              $ 14,375
11/30/1997                 $ 14,708         $ 15,378              $ 15,440              $ 14,923
12/31/1997                 $ 15,145         $ 15,827              $ 15,701              $ 15,254
 1/31/1998                 $ 15,029         $ 15,603              $ 15,879              $ 15,066
 2/28/1998                 $ 16,076         $ 16,653              $ 17,020              $ 16,196
 3/31/1998                 $ 16,723         $ 17,672              $ 17,894              $ 17,016
 4/30/1998                 $ 16,650         $ 17,790              $ 18,079              $ 17,218
 5/31/1998                 $ 16,418         $ 17,526              $ 17,765              $ 16,976
 6/30/1998                 $ 17,021         $ 17,751              $ 18,486              $ 17,104
 7/31/1998                 $ 16,619         $ 17,438              $ 18,290              $ 16,733
 8/31/1998                 $ 14,400         $ 14,843              $ 15,649              $ 14,042
 9/30/1998                 $ 15,407         $ 15,695              $ 16,663              $ 14,895
10/31/1998                 $ 16,567         $ 16,911              $ 18,012              $ 16,062
11/30/1998                 $ 17,211         $ 17,699              $ 19,104              $ 16,899
12/31/1998                 $ 17,839         $ 18,301              $ 20,215              $ 17,492
 1/31/1999                 $ 17,976         $ 18,447              $ 21,048              $ 17,846
 2/28/1999                 $ 17,589         $ 18,187              $ 20,394              $ 17,462
 3/31/1999                 $ 18,033         $ 18,563              $ 21,213              $ 17,991
 4/30/1999                 $ 19,048         $ 20,297              $ 22,021              $ 19,542
 5/31/1999                 $ 18,637         $ 20,074              $ 21,512              $ 19,196
 6/30/1999                 $ 19,572         $ 20,657              $ 22,688              $ 19,934
 7/31/1999                 $ 19,427         $ 20,052              $ 21,996              $ 19,321
 8/31/1999                 $ 18,871         $ 19,308              $ 21,894              $ 18,831
 9/30/1999                 $ 18,162         $ 18,633              $ 21,288              $ 18,095
10/31/1999                 $ 18,831         $ 19,705              $ 22,641              $ 19,116
11/30/1999                 $ 18,929         $ 19,551              $ 23,104              $ 19,004
12/31/1999                 $ 19,560         $ 19,645              $ 24,462              $ 19,718
 1/31/1900                 $ 18,813         $ 19,005              $ 23,233              $ 19,091
 2/29/2000                 $ 17,702         $ 17,593              $ 22,794              $ 17,898
 3/31/2000                 $ 19,195         $ 19,739              $ 25,024              $ 19,764
 4/30/2000                 $ 19,344         $ 19,510              $ 24,271              $ 19,632
 5/31/2000                 $ 19,701         $ 19,716              $ 23,773              $ 19,693
 6/30/2000                 $ 19,021         $ 18,815              $ 24,359              $ 18,915
 7/31/2000                 $ 18,481         $ 19,051              $ 23,978              $ 19,294
 8/31/2000                 $ 19,477         $ 20,111              $ 25,467              $ 20,587
 9/30/2000                 $ 19,651         $ 20,296              $ 24,122              $ 20,582
10/31/2000                 $ 20,273         $ 20,795              $ 24,020              $ 20,967
11/30/2000                 $ 19,751         $ 20,024              $ 22,127              $ 19,894
12/31/2000                 $ 21,035         $ 21,027              $ 22,235              $ 20,917
 1/31/2001                 $ 20,707         $ 21,107              $ 23,024              $ 21,801
 2/28/2001                 $ 20,379         $ 20,520              $ 20,924              $ 20,356
 3/31/2001                 $ 19,671         $ 19,796              $ 19,599              $ 19,552
 4/30/2001                 $ 20,492         $ 20,766              $ 21,122              $ 20,879
 5/31/2001                 $ 20,866         $ 21,233              $ 21,263              $ 21,097
 6/30/2001                 $ 20,219         $ 20,761              $ 20,746              $ 20,414
 7/31/2001                 $ 20,073         $ 20,718              $ 20,542              $ 20,061
 8/31/2001                 $ 19,325         $ 19,887              $ 19,256              $ 18,901
 9/30/2001                 $ 18,090         $ 18,487              $ 17,701              $ 17,106
10/31/2001                 $ 18,044         $ 18,328              $ 18,038              $ 17,106
11/30/2001                 $ 18,938         $ 19,393              $ 19,422              $ 18,191
12/31/2001                 $ 19,502         $ 19,850              $ 19,592              $ 18,468
 1/31/2002                 $ 19,166         $ 19,697              $ 19,307              $ 17,961
 2/28/2002                 $ 19,166         $ 19,728              $ 18,934              $ 17,800
 3/31/2002                 $ 19,747         $ 20,661              $ 19,646              $ 18,712
 4/30/2002                 $ 19,141         $ 19,953              $ 18,455              $ 17,775
 5/31/2002                 $ 19,150         $ 20,052              $ 18,319              $ 17,846
 6/30/2002                 $ 18,005         $ 18,901              $ 17,014              $ 16,720
 7/31/2002                 $ 16,711         $ 17,143              $ 15,688              $ 14,913
 8/31/2002                 $ 16,731         $ 17,274              $ 15,791              $ 15,015
 9/30/2002                 $ 15,335         $ 15,353              $ 14,075              $ 13,300
10/31/2002                 $ 16,490         $ 16,491              $ 15,314              $ 14,406

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS C SHARES(3),(4),
        THE RUSSELL 1000 VALUE INDEX(2),(4), THE S&P 500 INDEX(2),(4) AND
                  THE S&P BARRA VALUE INDEX(2),(4). (UNAUDITED)

                CREDIT SUISSE LARGE
                CAP VALUE FUND(1)           RUSSELL 1000 VALUE       S&P 500                   S&P BARRA VALUE
                CLASS C(3),(4) -- $9,326    INDEX(2),(4) -- $9,373   INDEX(2),(4) -- $6,718    INDEX(2),(4) -- $8,049
      3/00(4)                   $ 10,000                  $ 10,000                 $ 10,000                  $ 10,000
 3/31/2000                      $ 10,839                  $ 11,220                 $ 10,978                  $ 11,043
 4/30/2000                      $ 10,918                  $ 11,090                 $ 10,648                  $ 10,969
 5/31/2000                      $ 11,120                  $ 11,207                 $ 10,429                  $ 11,003
 6/30/2000                      $ 10,741                  $ 10,695                 $ 10,687                  $ 10,568
 7/31/2000                      $ 10,431                  $ 10,829                 $ 10,520                  $ 10,780
 8/31/2000                      $ 10,994                  $ 11,431                 $ 11,173                  $ 11,503
 9/30/2000                      $ 11,092                  $ 11,536                 $ 10,583                  $ 11,500
10/31/2000                      $ 11,444                  $ 11,820                 $ 10,538                  $ 11,715
11/30/2000                      $ 11,153                  $ 11,382                 $  9,707                  $ 11,115
12/31/2000                      $ 11,880                  $ 11,952                 $  9,755                  $ 11,687
 1/31/2001                      $ 11,689                  $ 11,997                 $ 10,101                  $ 12,181
 2/28/2001                      $ 11,498                  $ 11,664                 $  9,180                  $ 11,373
 3/31/2001                      $ 11,100                  $ 11,252                 $  8,598                  $ 10,924
 4/30/2001                      $ 11,565                  $ 11,803                 $  9,266                  $ 11,665
 5/31/2001                      $ 11,776                  $ 12,069                 $  9,329                  $ 11,788
 6/30/2001                      $ 11,405                  $ 11,801                 $  9,102                  $ 11,406
 7/31/2001                      $ 11,322                  $ 11,776                 $  9,012                  $ 11,209
 8/31/2001                      $ 10,899                  $ 11,304                 $  8,448                  $ 10,561
 9/30/2001                      $ 10,202                  $ 10,508                 $  7,766                  $  9,557
10/31/2001                      $ 10,177                  $ 10,418                 $  7,914                  $  9,557
11/30/2001                      $ 10,683                  $ 11,023                 $  8,521                  $ 10,164
12/31/2001                      $ 10,996                  $ 11,283                 $  8,595                  $ 10,319
 1/31/2002                      $ 10,807                  $ 11,196                 $  8,470                  $ 10,035
 2/28/2002                      $ 10,935                  $ 11,214                 $  8,307                  $  9,946
 3/31/2002                      $ 11,269                  $ 11,744                 $  8,619                  $ 10,455
 4/30/2002                      $ 10,922                  $ 11,341                 $  8,097                  $  9,931
 5/31/2002                      $ 10,927                  $ 11,398                 $  8,037                  $  9,971
 6/30/2002                      $ 10,276                  $ 10,744                 $  7,464                  $  9,342
 7/31/2002                      $  9,534                  $  9,745                 $  6,882                  $  8,332
 8/31/2002                      $  9,545                  $  9,819                 $  6,928                  $  8,390
 9/30/2002                      $  8,747                  $  8,727                 $  6,175                  $  7,431
10/31/2002                      $  9,326                  $  9,373                 $  6,718                  $  8,049

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                   SINCE
                                  1 YEAR    5 YEAR    10 YEAR    INCEPTION
                                  ------    ------    -------    ---------
Common                           (13.57%)      --        --        (7.51%)
Class A Without
     Sales Charge                (13.62%)    2.53%     9.88%       11.28%
Class A With Maximum
     Sales Charge                (18.59%)    1.32%     9.23%       11.15%
Class B Without CDSC             (14.23%)    1.79%       --         6.84%
Class B With CDSC                (17.39%)    1.79%       --         6.84%
Class C Without CDSC             (14.26%)      --        --        (4.76%)
Class C With CDSC                (15.05%)      --        --        (4.76%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                   SINCE
                                  1 YEAR    5 YEAR    10 YEAR    INCEPTION
                                  ------    ------    -------    ---------
Common                            (7.63%)      --         --       (4.54%)
Class A Without
     Sales Charge                 (7.63%)    4.14%     10.78%      11.39%
Class A With Maximum
     Sales Charge                (12.95%)    2.91%     10.12%      11.27%
Class B Without CDSC              (8.29%)    3.40%        --        7.78%
Class B With CDSC                (11.66%)    3.40%        --        7.78%
Class C Without CDSC              (8.35%)      --         --       (2.30%)
Class C With CDSC                 (9.19%)      --         --       (2.30%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Fund added the Standard & Poor's/BARRA Value Index as a benchmark, effective 5/1/2001, to its existing benchmark, the Standard & Poor's 500 Index ("S&P 500 Index"). Effective 11/15/2001, in light of the Fund's emphasis on value stocks, the Fund discontinued use of these benchmarks and adopted the Russell 1000 Value Index. The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Standard & Poor's/BARRA Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have lower price-to-book ratios. The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell company. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -12.95%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -11.66%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -9.19%.
(4) Performance for the benchmarks is not available for the period beginning February 28, 2000 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 2000.

CREDIT SUISSE STRATEGIC VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class and Advisor Class shares of Credit Suisse Strategic Value Fund (the "Fund") had losses of 13.29% and 13.71%, respectively, vs. a decline of 15.11% for the S&P 500 Index(1) and a decline of 10.03% for the Russell 1000 Value Index(1). The Fund's Class A, Class B and Class C Shares (all of which have inception dates of November 30, 2001) had losses of 18.76%, 19.23% and 19.31%, respectively, for the 11 month period(2),(3) ended October 31, 2002, vs. a same-period decline of 21.15% for the S&P 500 Index(1) and a same-period decline of 14.97% for the Russell 1000 Value Index(1).

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. In the end, despite the early rally and the positive finish to the period (stocks rose broadly in October), prominent U.S. equity indexes had significant declines for the 12 months.

   The Fund's return reflected the difficult backdrop for equities, though it outperformed its benchmark. Factors that aided the Fund's relative return included its underweighting in the struggling technology sector. The Fund was also supported by its overweighting in the consumer-discretionary sector, which outperformed most sectors, and by good stock selection within that area. Stocks that hindered the Fund's return included its utilities and health-care holdings.

   With respect to general strategy, we continued to hold what we view as a mix of cyclical and relatively economically insensitive companies. We remained fairly well diversified by sector, but with very limited exposure to the technology area, where we saw a lackluster earnings picture.

   The uncertain economy notwithstanding, we were reluctant to pare our exposure to cyclical sectors of the market, in the belief that a more robust, sustainable economic recovery has been delayed, not avoided. We think that the Federal Reserve will continue to apply stimulus tools, providing liquidity while holding interest rates at low levels. Should this prove ineffective, we expect that fiscal strategies -- e.g., tax cuts -- could be increasingly debated and ultimately agreed to.

   For our part, we will continue to focus on companies whose managements in our view can successfully execute their business goals. We believe that companies that do the right things now, amid difficult economic and market conditions, should be rewarded over time, when risk factors recede and investors take note of discrepancies between a company's true worth and its value in the market.

Sincerely yours,

The Credit Suisse Value Team

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE STRATEGIC VALUE FUND COMMON CLASS SHARES,
            THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                           FOR TEN YEARS. (UNAUDITED)

             CREDIT SUISSE STRATEGIC
             VALUE FUND COMMON          S&P 500               RUSSELL 1000 VALUE
             CLASS -- $24,674           INDEX(1) -- $25,655   INDEX(1) -- $29,018
10/31/1992                  $ 10,000               $ 10,000              $ 10,000
11/30/1992                  $ 10,140               $ 10,338              $ 10,328
12/31/1992                  $ 10,411               $ 10,473              $ 10,574
 1/31/1993                  $ 10,576               $ 10,550              $ 10,881
 2/28/1993                  $ 10,901               $ 10,692              $ 11,264
 3/31/1993                  $ 11,639               $ 10,922              $ 11,596
 4/30/1993                  $ 12,571               $ 10,654              $ 11,448
 5/31/1993                  $ 13,602               $ 10,942              $ 11,678
 6/30/1993                  $ 13,727               $ 10,977              $ 11,935
 7/31/1993                  $ 13,953               $ 10,926              $ 12,069
 8/31/1993                  $ 13,936               $ 11,343              $ 12,505
 9/30/1993                  $ 13,436               $ 11,259              $ 12,525
10/31/1993                  $ 13,738               $ 11,488              $ 12,516
11/30/1993                  $ 13,262               $ 11,380              $ 12,258
12/31/1993                  $ 14,143               $ 11,520              $ 12,490
 1/31/1994                  $ 14,634               $ 11,905              $ 12,963
 2/28/1994                  $ 15,214               $ 11,583              $ 12,520
 3/31/1994                  $ 15,314               $ 11,079              $ 12,054
 4/30/1994                  $ 14,974               $ 11,223              $ 12,285
 5/31/1994                  $ 15,150               $ 11,406              $ 12,427
 6/30/1994                  $ 14,734               $ 11,124              $ 12,129
 7/31/1994                  $ 15,085               $ 11,492              $ 12,506
 8/31/1994                  $ 15,951               $ 11,960              $ 12,866
 9/30/1994                  $ 15,929               $ 11,671              $ 12,439
10/31/1994                  $ 15,886               $ 11,938              $ 12,612
11/30/1994                  $ 15,152               $ 11,500              $ 12,103
12/31/1994                  $ 15,221               $ 11,668              $ 12,242
 1/31/1995                  $ 15,311               $ 11,971              $ 12,619
 2/28/1995                  $ 15,759               $ 12,436              $ 13,118
 3/31/1995                  $ 16,264               $ 12,804              $ 13,406
 4/30/1995                  $ 16,310               $ 13,180              $ 13,829
 5/31/1995                  $ 16,725               $ 13,700              $ 14,411
 6/30/1995                  $ 17,011               $ 14,023              $ 14,607
 7/31/1995                  $ 17,868               $ 14,490              $ 15,115
 8/31/1995                  $ 18,453               $ 14,530              $ 15,329
 9/30/1995                  $ 18,212               $ 15,140              $ 15,883
10/31/1995                  $ 17,475               $ 15,086              $ 15,725
11/30/1995                  $ 18,597               $ 15,750              $ 16,522
12/31/1995                  $ 18,338               $ 16,042              $ 16,937
 1/31/1996                  $ 19,483               $ 16,594              $ 17,465
 2/29/1996                  $ 19,351               $ 16,753              $ 17,597
 3/31/1996                  $ 19,509               $ 16,913              $ 17,896
 4/30/1996                  $ 19,820               $ 17,163              $ 17,965
 5/31/1996                  $ 19,952               $ 17,605              $ 18,189
 6/30/1996                  $ 18,519               $ 17,676              $ 18,204
 7/31/1996                  $ 17,121               $ 16,889              $ 17,516
 8/31/1996                  $ 17,803               $ 17,248              $ 18,017
 9/30/1996                  $ 17,560               $ 18,217              $ 18,733
10/31/1996                  $ 17,717               $ 18,716              $ 19,457
11/30/1996                  $ 18,795               $ 20,137              $ 20,868
12/31/1996                  $ 18,125               $ 19,743              $ 20,602
 1/31/1997                  $ 18,891               $ 20,968              $ 21,601
 2/28/1997                  $ 19,166               $ 21,137              $ 21,918
 3/31/1997                  $ 18,448               $ 20,257              $ 21,130
 4/30/1997                  $ 19,036               $ 21,466              $ 22,018
 5/31/1997                  $ 20,357               $ 22,784              $ 23,248
 6/30/1997                  $ 21,110               $ 23,785              $ 24,245
 7/31/1997                  $ 22,761               $ 25,675              $ 26,069
 8/31/1997                  $ 22,219               $ 24,252              $ 25,140
 9/30/1997                  $ 23,386               $ 25,574              $ 26,659
10/31/1997                  $ 22,408               $ 24,733              $ 25,915
11/30/1997                  $ 23,000               $ 25,867              $ 27,060
12/31/1997                  $ 23,608               $ 26,304              $ 27,850
 1/31/1998                  $ 23,766               $ 26,602              $ 27,456
 2/28/1998                  $ 25,356               $ 28,514              $ 29,304
 3/31/1998                  $ 26,366               $ 29,977              $ 31,097
 4/30/1998                  $ 26,496               $ 30,288              $ 31,305
 5/31/1998                  $ 26,409               $ 29,761              $ 30,840
 6/30/1998                  $ 26,659               $ 30,970              $ 31,236
 7/31/1998                  $ 25,955               $ 30,641              $ 30,684
 8/31/1998                  $ 22,130               $ 26,217              $ 26,119
 9/30/1998                  $ 22,821               $ 27,915              $ 27,618
10/31/1998                  $ 24,449               $ 30,175              $ 29,758
11/30/1998                  $ 25,890               $ 32,005              $ 31,145
12/31/1998                  $ 26,596               $ 33,867              $ 32,204
 1/31/1999                  $ 26,744               $ 35,261              $ 32,461
 2/28/1999                  $ 26,075               $ 34,166              $ 32,003
 3/31/1999                  $ 26,319               $ 35,538              $ 32,665
 4/30/1999                  $ 29,343               $ 36,891              $ 35,716
 5/31/1999                  $ 29,685               $ 36,039              $ 35,323
 6/30/1999                  $ 30,659               $ 38,008              $ 36,349
 7/31/1999                  $ 29,585               $ 36,851              $ 35,284
 8/31/1999                  $ 28,988               $ 36,679              $ 33,975
 9/30/1999                  $ 28,155               $ 35,663              $ 32,788
10/31/1999                  $ 28,304               $ 37,931              $ 34,675
11/30/1999                  $ 28,155               $ 38,706              $ 34,403
12/31/1999                  $ 28,117               $ 40,982              $ 34,569
 1/31/2000                  $ 25,883               $ 38,923              $ 33,442
 2/29/2000                  $ 24,323               $ 38,187              $ 30,958
 3/31/2000                  $ 27,522               $ 41,922              $ 34,735
 4/30/2000                  $ 27,676               $ 40,661              $ 34,332
 5/31/2000                  $ 28,698               $ 39,827              $ 34,694
 6/30/2000                  $ 27,336               $ 40,808              $ 33,109
 7/31/2000                  $ 27,414               $ 40,171              $ 33,523
 8/31/2000                  $ 29,270               $ 42,665              $ 35,388
 9/30/2000                  $ 29,243               $ 40,412              $ 35,714
10/31/2000                  $ 29,999               $ 40,241              $ 36,593
11/30/2000                  $ 28,643               $ 37,069              $ 35,235
12/31/2000                  $ 30,712               $ 37,250              $ 37,000
 1/31/2001                  $ 31,366               $ 38,572              $ 37,141
 2/28/2001                  $ 31,366               $ 35,055              $ 36,108
 3/31/2001                  $ 30,336               $ 32,834              $ 34,834
 4/30/2001                  $ 31,872               $ 35,386              $ 36,541
 5/31/2001                  $ 32,844               $ 35,623              $ 37,363
 6/30/2001                  $ 31,689               $ 34,756              $ 36,533
 7/31/2001                  $ 31,485               $ 34,414              $ 36,457
 8/31/2001                  $ 30,625               $ 32,259              $ 34,995
 9/30/2001                  $ 28,254               $ 29,654              $ 32,531
10/31/2001                  $ 28,458               $ 30,220              $ 32,251
11/30/2001                  $ 30,295               $ 32,538              $ 34,125
12/31/2001                  $ 31,201               $ 32,823              $ 34,929
 1/31/2002                  $ 30,736               $ 32,344              $ 34,659
 2/28/2002                  $ 30,992               $ 31,721              $ 34,715
 3/31/2002                  $ 31,996               $ 32,914              $ 36,357
 4/30/2002                  $ 31,039               $ 30,918              $ 35,110
 5/31/2002                  $ 30,667               $ 30,690              $ 35,285
 6/30/2002                  $ 28,716               $ 28,504              $ 33,260
 7/31/2002                  $ 26,287               $ 26,282              $ 30,167
 8/31/2002                  $ 26,054               $ 26,455              $ 30,396
 9/30/2002                  $ 23,203               $ 23,580              $ 27,016
10/31/2002                  $ 24,674               $ 25,655              $ 29,018

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE STRATEGIC VALUE FUND ADVISOR CLASS SHARES, THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                      FROM INCEPTION (5/15/95). (UNAUDITED)

            CREDIT SUISSE STRATEGIC
            VALUE FUND ADVISOR        S&P 500                RUSSELL 1000 VALUE
            CLASS -- $14,314          INDEX(1) -- $19,466    INDEX(1) -- $20,983
 5/15/1995                 $ 10,000              $ 10,000               $ 10,000
 5/31/1995                 $ 10,034              $ 10,395               $ 10,421
 6/30/1995                 $ 10,199              $ 10,640               $ 10,562
 7/31/1995                 $ 10,705              $ 10,994               $ 10,930
 8/31/1995                 $ 11,049              $ 11,024               $ 11,084
 9/30/1995                 $ 10,906              $ 11,487               $ 11,485
10/31/1995                 $ 10,458              $ 11,447               $ 11,371
11/30/1995                 $ 11,130              $ 11,951               $ 11,947
12/31/1995                 $ 10,972              $ 12,172               $ 12,247
 1/31/1996                 $ 11,649              $ 12,590               $ 12,629
 2/29/1996                 $ 11,571              $ 12,711               $ 12,724
 3/31/1996                 $ 11,654              $ 12,833               $ 12,941
 4/30/1996                 $ 11,833              $ 13,022               $ 12,990
 5/31/1996                 $ 11,911              $ 13,358               $ 13,153
 6/30/1996                 $ 11,051              $ 13,412               $ 13,163
 7/31/1996                 $ 10,217              $ 12,815               $ 12,666
 8/31/1996                 $ 10,616              $ 13,087               $ 13,028
 9/30/1996                 $ 10,468              $ 13,823               $ 13,546
10/31/1996                 $ 10,561              $ 14,201               $ 14,070
11/30/1996                 $ 11,196              $ 15,279               $ 15,090
12/31/1996                 $ 10,797              $ 14,980               $ 14,897
 1/31/1997                 $ 11,246              $ 15,910               $ 15,620
 2/28/1997                 $ 11,410              $ 16,037               $ 15,849
 3/31/1997                 $ 10,975              $ 15,370               $ 15,279
 4/30/1997                 $ 11,325              $ 16,287               $ 15,921
 5/31/1997                 $ 12,110              $ 17,287               $ 16,810
 6/30/1997                 $ 12,551              $ 18,047               $ 17,532
 7/31/1997                 $ 13,533              $ 19,481               $ 18,850
 8/31/1997                 $ 13,203              $ 18,401               $ 18,179
 9/30/1997                 $ 13,891              $ 19,405               $ 19,278
10/31/1997                 $ 13,310              $ 18,766               $ 18,739
11/30/1997                 $ 13,654              $ 19,627               $ 19,567
12/31/1997                 $ 14,017              $ 19,958               $ 20,139
 1/31/1998                 $ 14,102              $ 20,184               $ 19,854
 2/28/1998                 $ 15,046              $ 21,635               $ 21,190
 3/31/1998                 $ 15,633              $ 22,745               $ 22,486
 4/30/1998                 $ 15,709              $ 22,981               $ 22,637
 5/31/1998                 $ 15,650              $ 22,581               $ 22,301
 6/30/1998                 $ 15,792              $ 23,499               $ 22,587
 7/31/1998                 $ 15,374              $ 23,249               $ 22,188
 8/31/1998                 $ 13,099              $ 19,893               $ 18,886
 9/30/1998                 $ 13,504              $ 21,181               $ 19,971
10/31/1998                 $ 14,468              $ 22,895               $ 21,518
11/30/1998                 $ 15,321              $ 24,284               $ 22,521
12/31/1998                 $ 15,731              $ 25,697               $ 23,287
 1/31/1999                 $ 15,810              $ 26,754               $ 23,473
 2/28/1999                 $ 15,405              $ 25,923               $ 23,141
 3/31/1999                 $ 15,546              $ 26,965               $ 23,620
 4/30/1999                 $ 17,323              $ 27,991               $ 25,826
 5/31/1999                 $ 17,526              $ 27,344               $ 25,542
 6/30/1999                 $ 18,078              $ 28,839               $ 26,284
 7/31/1999                 $ 17,444              $ 27,960               $ 25,514
 8/31/1999                 $ 17,084              $ 27,830               $ 24,568
 9/30/1999                 $ 16,587              $ 27,060               $ 23,709
10/31/1999                 $ 16,667              $ 28,780               $ 25,074
11/30/1999                 $ 16,570              $ 29,368               $ 24,877
12/31/1999                 $ 16,541              $ 31,095               $ 24,997
 1/31/2000                 $ 15,215              $ 29,533               $ 24,182
 2/29/2000                 $ 14,297              $ 28,974               $ 22,386
 3/31/2000                 $ 16,171              $ 31,809               $ 25,117
 4/30/2000                 $ 16,261              $ 30,852               $ 24,826
 5/31/2000                 $ 16,850              $ 30,218               $ 25,087
 6/30/2000                 $ 16,040              $ 30,963               $ 23,941
 7/31/2000                 $ 16,085              $ 30,479               $ 24,241
 8/31/2000                 $ 17,163              $ 32,372               $ 25,590
 9/30/2000                 $ 17,146              $ 30,663               $ 25,825
10/31/2000                 $ 17,577              $ 30,533               $ 26,460
11/30/2000                 $ 16,772              $ 28,126               $ 25,479
12/31/2000                 $ 17,984              $ 28,264               $ 26,755
 1/31/2001                 $ 18,353              $ 29,266               $ 26,857
 2/28/2001                 $ 18,353              $ 26,598               $ 26,110
 3/31/2001                 $ 17,743              $ 24,913               $ 25,188
 4/30/2001                 $ 18,627              $ 26,849               $ 26,423
 5/31/2001                 $ 19,182              $ 27,029               $ 27,017
 6/30/2001                 $ 18,511              $ 26,371               $ 26,417
 7/31/2001                 $ 18,379              $ 26,111               $ 26,362
 8/31/2001                 $ 17,863              $ 24,477               $ 25,305
 9/30/2001                 $ 16,482              $ 22,500               $ 23,523
10/31/2001                 $ 16,588              $ 22,929               $ 23,321
11/30/2001                 $ 17,659              $ 24,688               $ 24,676
12/31/2001                 $ 18,181              $ 24,905               $ 25,257
 1/31/2002                 $ 17,897              $ 24,541               $ 25,062
 2/28/2002                 $ 18,046              $ 24,068               $ 25,102
 3/31/2002                 $ 18,629              $ 24,973               $ 26,290
 4/30/2002                 $ 18,046              $ 23,459               $ 25,388
 5/31/2002                 $ 17,829              $ 23,286               $ 25,515
 6/30/2002                 $ 16,690              $ 21,627               $ 24,050
 7/31/2002                 $ 15,278              $ 19,941               $ 21,814
 8/31/2002                 $ 15,128              $ 20,072               $ 21,980
 9/30/2002                 $ 13,473              $ 17,891               $ 19,535
10/31/2002                 $ 14,314              $ 19,466               $ 20,983

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE STRATEGIC VALUE FUND CLASS A, B, AND C SHARES(2),
            THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                     FROM INCEPTION (11/30/01). (UNAUDITED)

             CREDIT SUISSE STRATEGIC   CREDIT SUISSE STRATEGIC   CREDIT SUISSE
             VALUE FUND                VALUE FUND                STRATEGIC VALUE FUND   S&P 500             RUSSELL 1000 VALUE
             CLASS A(2) -- $7,654      CLASS B(2) -- $7,766      CLASS C(2) -- $7,990   INDEX(1) -- $7,885  INDEX(1) -- $8,503
11/30/2001                   $ 9,425                  $ 10,000               $ 10,000             $ 10,000            $ 10,000
12/31/2001                   $ 9,711                  $ 10,296               $ 10,297             $ 10,088            $ 10,236
 1/31/2002                   $ 9,559                  $ 10,133               $ 10,128             $  9,940            $ 10,157
 2/28/2002                   $ 9,638                  $ 10,209               $ 10,214             $  9,749            $ 10,173
 3/31/2002                   $ 9,947                  $ 10,530               $ 10,537             $ 10,115            $ 10,654
 4/30/2002                   $ 9,643                  $ 10,199               $ 10,104             $  9,502            $ 10,289
 5/31/2002                   $ 9,527                  $ 10,076               $  9,975             $  9,432            $ 10,340
 6/30/2002                   $ 8,921                  $  9,423               $  9,335             $  8,760            $  9,747
 7/31/2002                   $ 8,166                  $  8,623               $  8,536             $  8,077            $  8,840
 8/31/2002                   $ 8,085                  $  8,531               $  8,453             $  8,130            $  8,907
 9/30/2002                   $ 7,197                  $  7,594               $  7,525             $  7,247            $  7,917
10/31/2002                   $ 7,654                  $  7,766               $  7,990             $  7,885            $  8,503

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                                                    SINCE
                                 1 YEAR    5 YEAR    10 YEAR      INCEPTION
                                 ------    ------    -------      ---------
Common                          (17.87%)   (0.16%)    8.78%        9.26%
Advisor                         (18.26%)   (0.61%)      --         4.12%
Class A Without
     Sales Charge                   --        --        --       (28.03%)(3)
Class A With Maximum
     Sales Charge                   --        --        --       (23.61%)(3)
Class B Without CDSC                --        --        --       (26.96%)(3)
Class B With CDSC                   --        --        --       (24.00%)(3)
Class C Without CDSC                --        --        --       (24.74%)(3)
Class C With CDSC                   --        --        --       (24.00%)(3)

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002

                                                                    SINCE
                                 1 YEAR    5 YEAR    10 YEAR      INCEPTION
                                 ------    ------    -------      ---------
Common                          (13.29%)    1.95%     9.45%        9.68%
Advisor                         (13.71%)    1.47%       --         4.92%
Class A Without
     Sales Charge                   --        --        --       (18.76%)(3)
Class A With Maximum
     Sales Charge                   --        --        --       (23.46%)(3)
Class B Without CDSC                --        --        --       (19.23%)(3)
Class B With CDSC                   --        --        --       (22.38%)(3)
Class C Without CDSC                --        --        --       (19.31%)(3)
Class C With CDSC                   --        --        --       (20.10%)(3)

----------
(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -23.46%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -22.38%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -20.10%.
(3)  Returns for periods of less than one year are not annualized.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class Shares of Credit Suisse Small Cap Value Fund(1) (the "Fund") had a gain of 0.61%, vs. losses of 11.56% and 2.52%, respectively, for the Russell 2000 Index(2) and the Russell 2000 Value Index.(2) The Fund's Class A Shares, Class B Shares and Class C Shares had returns of 0.71%, -0.08% and -0.07%, respectively, for the same period.(3)

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. Small-cap and value stocks outperformed their larger-cap and growth-oriented counterparts for the period. One factor aiding the small-cap group was its perceived lack of large-company-type accounting problems.

   Against this backdrop, the Fund had a slight gain and outperformed its benchmarks. Stocks that helped the Fund's relative return included its consumer, health-care, energy and financial-services holdings. Factors that hindered the Fund included its overweighting in the producer durables sector, which underperformed the broader small-cap-value market.

   Despite the positive October for equities, we remain of the view that the market is undervalued and have a fair amount of upside potential when risk concerns begin to fade. We base this opinion on our dividend discount model -- which we anchor to fairly conservative assumptions. That said, it could take some time for risk levels to normalize, given the still-uncertain state of the economy and the possibility of a U.S.-led war on Iraq. The threat and reality of terrorism also could keep risk thresholds high.

   From the sector perspective, we view technology and telecommunications stocks as being generally expensive, and plan to limit our exposure in these areas over the intermediate term. Our favored companies at present include a number of "old economy" names within the industrial, specialty-retail, energy and health-care sectors. We also view certain financial-services stocks as attractive but remain quite selective in this area.

Sincerely yours,

The Credit Suisse Value Team

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE SMALL CAP VALUE FUND(1) COMMON CLASS SHARES,
          THE RUSSELL 2000 INDEX(2) AND THE RUSSELL 2000 VALUE INDEX(2)
                      FROM INCEPTION (8/01/00). (UNAUDITED)

            CREDIT SUISSE SMALL CAP
            VALUE FUND(1)             RUSSELL 2000         RUSSELL 2000 VALUE
            COMMON CLASS -- $11,666   INDEX(2) -- $7,706   INDEX(2) -- $10,973
  8/1/2000                 $ 10,000             $ 10,000              $ 10,000
 8/31/2000                 $ 10,510             $ 10,763              $ 10,447
 9/30/2000                 $ 10,482             $ 10,447              $ 10,388
10/31/2000                 $ 10,562             $  9,981              $ 10,351
11/30/2000                 $ 10,308             $  8,956              $ 10,140
12/31/2000                 $ 11,546             $  9,725              $ 11,230
 1/31/2001                 $ 11,661             $ 10,232              $ 11,540
 2/28/2001                 $ 11,403             $  9,560              $ 11,524
 3/31/2001                 $ 11,298             $  9,093              $ 11,339
 4/30/2001                 $ 11,953             $  9,804              $ 11,864
 5/31/2001                 $ 12,300             $ 10,045              $ 12,169
 6/30/2001                 $ 12,581             $ 10,392              $ 12,658
 7/31/2001                 $ 12,394             $  9,830              $ 12,375
 8/31/2001                 $ 12,317             $  9,512              $ 12,331
 9/30/2001                 $ 11,172             $  8,232              $ 10,970
10/31/2001                 $ 11,596             $  8,713              $ 11,256
11/30/2001                 $ 12,119             $  9,388              $ 12,066
12/31/2001                 $ 12,842             $  9,967              $ 12,805
 1/31/2002                 $ 12,980             $  9,864              $ 12,974
 2/28/2002                 $ 13,345             $  9,593              $ 13,054
 3/31/2002                 $ 14,136             $ 10,365              $ 14,031
 4/30/2002                 $ 14,451             $ 10,459              $ 14,525
 5/31/2002                 $ 13,934             $  9,995              $ 14,044
 6/30/2002                 $ 13,418             $  9,499              $ 13,734
 7/31/2002                 $ 12,048             $  8,065              $ 11,693
 8/31/2002                 $ 12,395             $  8,044              $ 11,642
 9/30/2002                 $ 11,427             $  7,467              $ 10,810
10/31/2002                 $ 11,666             $  7,706              $ 10,973

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS A SHARES(3), THE RUSSELL 2000
     INDEX(2) AND THE RUSSELL 2000 VALUE INDEX(2) FOR TEN YEARS. (UNAUDITED)

             CREDIT SUISSE SMALL
             CAP VALUE FUND(1)         RUSSELL 2000           RUSSELL 2000 VALUE
             CLASS A(3) -- $27,668     INDEX(2) -- $21,622    INDEX(2) -- $29,995
10/31/1992                $  9,425                $ 10,000               $ 10,000
11/30/1992                $  9,815                $ 10,766               $ 10,619
12/31/1992                $  9,986                $ 11,140               $ 11,059
 1/31/1993                $ 10,242                $ 11,517               $ 11,646
 2/28/1993                $ 10,205                $ 11,251               $ 11,692
 3/31/1993                $ 10,373                $ 11,616               $ 12,136
 4/30/1993                $ 10,153                $ 11,296               $ 11,844
 5/31/1993                $ 10,490                $ 11,796               $ 12,217
 6/30/1993                $ 10,614                $ 11,869               $ 12,332
 7/31/1993                $ 10,615                $ 12,033               $ 12,544
 8/31/1993                $ 11,089                $ 12,553               $ 13,034
 9/30/1993                $ 11,504                $ 12,907               $ 13,346
10/31/1993                $ 11,752                $ 13,240               $ 13,652
11/30/1993                $ 11,606                $ 12,808               $ 13,305
12/31/1993                $ 12,104                $ 13,246               $ 13,696
 1/31/1994                $ 12,481                $ 13,661               $ 14,184
 2/28/1994                $ 12,677                $ 13,611               $ 14,142
 3/31/1994                $ 12,158                $ 12,894               $ 13,509
 4/30/1994                $ 12,159                $ 12,971               $ 13,642
 5/31/1994                $ 12,065                $ 12,825               $ 13,623
 6/30/1994                $ 11,924                $ 12,392               $ 13,269
 7/31/1994                $ 12,175                $ 12,596               $ 13,514
 8/31/1994                $ 12,496                $ 13,298               $ 14,046
 9/30/1994                $ 12,402                $ 13,252               $ 13,896
10/31/1994                $ 12,238                $ 13,199               $ 13,642
11/30/1994                $ 11,706                $ 12,666               $ 13,091
12/31/1994                $ 11,960                $ 13,005               $ 13,484
 1/31/1995                $ 11,862                $ 12,840               $ 13,419
 2/28/1995                $ 12,345                $ 13,375               $ 13,915
 3/31/1995                $ 12,541                $ 13,604               $ 13,983
 4/30/1995                $ 12,844                $ 13,906               $ 14,399
 5/31/1995                $ 13,000                $ 14,145               $ 14,708
 6/30/1995                $ 13,237                $ 14,879               $ 15,210
 7/31/1995                $ 13,753                $ 15,736               $ 15,765
 8/31/1995                $ 13,876                $ 16,062               $ 16,234
 9/30/1995                $ 14,088                $ 16,349               $ 16,476
10/31/1995                $ 13,597                $ 15,618               $ 15,818
11/30/1995                $ 14,191                $ 16,274               $ 16,447
12/31/1995                $ 14,373                $ 16,703               $ 16,956
 1/31/1996                $ 14,146                $ 16,685               $ 17,069
 2/29/1996                $ 14,541                $ 17,205               $ 17,336
 3/31/1996                $ 14,936                $ 17,555               $ 17,700
 4/30/1996                $ 15,113                $ 18,494               $ 18,183
 5/31/1996                $ 15,541                $ 19,223               $ 18,643
 6/30/1996                $ 15,230                $ 18,434               $ 18,423
 7/31/1996                $ 14,129                $ 16,824               $ 17,444
 8/31/1996                $ 14,886                $ 17,800               $ 18,201
 9/30/1996                $ 15,424                $ 18,496               $ 18,697
10/31/1996                $ 15,474                $ 18,211               $ 18,914
11/30/1996                $ 16,012                $ 18,961               $ 19,932
12/31/1996                $ 16,469                $ 19,458               $ 20,579
 1/31/1997                $ 16,565                $ 19,847               $ 20,895
 2/28/1997                $ 16,635                $ 19,366               $ 21,094
 3/31/1997                $ 16,284                $ 18,452               $ 20,528
 4/30/1997                $ 16,328                $ 18,503               $ 20,830
 5/31/1997                $ 17,830                $ 20,562               $ 22,488
 6/30/1997                $ 18,646                $ 21,443               $ 23,626
 7/31/1997                $ 19,718                $ 22,441               $ 24,618
 8/31/1997                $ 20,078                $ 22,954               $ 25,009
 9/30/1997                $ 21,149                $ 24,634               $ 26,672
10/31/1997                $ 20,499                $ 23,552               $ 25,946
11/30/1997                $ 20,724                $ 23,400               $ 26,231
12/31/1997                $ 20,774                $ 23,809               $ 27,120
 1/31/1998                $ 20,607                $ 23,433               $ 26,629
 2/28/1998                $ 22,060                $ 25,166               $ 28,239
 3/31/1998                $ 22,815                $ 26,204               $ 29,385
 4/30/1998                $ 22,712                $ 26,349               $ 29,530
 5/31/1998                $ 21,771                $ 24,930               $ 28,484
 6/30/1998                $ 21,091                $ 24,982               $ 28,323
 7/31/1998                $ 19,573                $ 22,960               $ 26,105
 8/31/1998                $ 16,610                $ 18,501               $ 22,017
 9/30/1998                $ 17,262                $ 19,950               $ 23,260
10/31/1998                $ 18,203                $ 20,764               $ 23,950
11/30/1998                $ 18,906                $ 21,852               $ 24,599
12/31/1998                $ 19,816                $ 23,204               $ 25,370
 1/31/1999                $ 18,534                $ 23,513               $ 24,794
 2/28/1999                $ 17,431                $ 21,608               $ 23,102
 3/31/1999                $ 17,524                $ 21,946               $ 22,911
 4/30/1999                $ 19,096                $ 23,912               $ 25,003
 5/31/1999                $ 19,442                $ 24,261               $ 25,771
 6/30/1999                $ 20,312                $ 25,358               $ 26,704
 7/31/1999                $ 20,331                $ 24,663               $ 26,071
 8/31/1999                $ 19,582                $ 23,750               $ 25,118
 9/30/1999                $ 19,125                $ 23,755               $ 24,616
10/31/1999                $ 19,201                $ 23,851               $ 24,123
11/30/1999                $ 19,778                $ 25,275               $ 24,248
12/31/1999                $ 20,109                $ 28,137               $ 24,993
 1/31/2000                $ 18,927                $ 27,684               $ 24,339
 2/29/2000                $ 19,736                $ 32,255               $ 25,827
 3/31/2000                $ 21,654                $ 30,129               $ 25,948
 4/30/2000                $ 21,219                $ 28,315               $ 26,102
 5/31/2000                $ 21,177                $ 26,665               $ 25,703
 6/30/2000                $ 21,790                $ 28,989               $ 26,454
 7/31/2000                $ 22,133                $ 28,057               $ 27,336
 8/31/2000                $ 23,254                $ 30,197               $ 28,558
 9/30/2000                $ 23,191                $ 29,309               $ 28,396
10/31/2000                $ 23,369                $ 28,002               $ 28,295
11/30/2000                $ 22,808                $ 25,126               $ 27,719
12/31/2000                $ 25,552                $ 27,285               $ 30,698
 1/31/2001                $ 25,796                $ 28,706               $ 31,545
 2/28/2001                $ 25,225                $ 26,823               $ 31,501
 3/31/2001                $ 25,007                $ 25,512               $ 30,996
 4/30/2001                $ 26,453                $ 27,507               $ 32,431
 5/31/2001                $ 27,208                $ 28,183               $ 33,265
 6/30/2001                $ 27,830                $ 29,155               $ 34,602
 7/31/2001                $ 27,416                $ 27,578               $ 33,827
 8/31/2001                $ 27,248                $ 26,687               $ 33,708
 9/30/2001                $ 24,707                $ 23,095               $ 29,987
10/31/2001                $ 25,644                $ 24,447               $ 30,770
11/30/2001                $ 26,799                $ 26,339               $ 32,983
12/31/2001                $ 28,406                $ 27,965               $ 35,002
 1/31/2002                $ 28,711                $ 27,674               $ 35,467
 2/28/2002                $ 31,635                $ 26,916               $ 35,683
 3/31/2002                $ 33,492                $ 29,080               $ 38,356
 4/30/2002                $ 34,249                $ 29,344               $ 39,706
 5/31/2002                $ 33,017                $ 28,041               $ 38,392
 6/30/2002                $ 31,814                $ 26,650               $ 37,543
 7/31/2002                $ 28,577                $ 22,626               $ 31,964
 8/31/2002                $ 29,394                $ 22,570               $ 31,824
 9/30/2002                $ 27,104                $ 20,949               $ 29,551
10/31/2002                $ 27,668                $ 21,622               $ 29,995

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS B SHARES(3),(4),
     THE RUSSELL 2000 INDEX(2),(4) AND THE RUSSELL 2000 VALUE INDEX(2),(4).
                                   (UNAUDITED)

                CREDIT SUISSE SMALL
                CAP VALUE FUND(1)             RUSSELL 2000               RUSSELL 2000 VALUE
                CLASS B(3),(4) -- $16,900     INDEX(2),(4) -- $12,567    INDEX(2),(4) -- $17,302
      3/96(4)                    $ 10,000                    $ 10,000                   $ 10,000
 3/31/1996                       $ 10,266                    $ 10,204                   $ 10,210
 4/30/1996                       $ 10,382                    $ 10,749                   $ 10,488
 5/31/1996                       $ 10,677                    $ 11,173                   $ 10,754
 6/30/1996                       $ 10,457                    $ 10,714                   $ 10,627
 7/31/1996                       $  9,694                    $  9,778                   $ 10,062
 8/31/1996                       $ 10,207                    $ 10,346                   $ 10,499
 9/30/1996                       $ 10,573                    $ 10,750                   $ 10,785
10/31/1996                       $ 10,600                    $ 10,585                   $ 10,910
11/30/1996                       $ 10,960                    $ 11,021                   $ 11,497
12/31/1996                       $ 11,273                    $ 11,310                   $ 11,871
 1/31/1997                       $ 11,327                    $ 11,535                   $ 12,053
 2/28/1997                       $ 11,376                    $ 11,256                   $ 12,168
 3/31/1997                       $ 11,129                    $ 10,725                   $ 11,841
 4/30/1997                       $ 11,147                    $ 10,755                   $ 12,015
 5/31/1997                       $ 12,167                    $ 11,951                   $ 12,972
 6/30/1997                       $ 12,722                    $ 12,463                   $ 13,628
 7/31/1997                       $ 13,439                    $ 13,043                   $ 14,200
 8/31/1997                       $ 13,676                    $ 13,341                   $ 14,426
 9/30/1997                       $ 14,399                    $ 14,318                   $ 15,385
10/31/1997                       $ 13,947                    $ 13,689                   $ 14,967
11/30/1997                       $ 14,089                    $ 13,600                   $ 15,131
12/31/1997                       $ 14,114                    $ 13,838                   $ 15,644
 1/31/1998                       $ 13,993                    $ 13,620                   $ 15,361
 2/28/1998                       $ 14,975                    $ 14,627                   $ 16,289
 3/31/1998                       $ 15,474                    $ 15,230                   $ 16,950
 4/30/1998                       $ 15,397                    $ 15,315                   $ 17,034
 5/31/1998                       $ 14,745                    $ 14,490                   $ 16,431
 6/30/1998                       $ 14,285                    $ 14,520                   $ 16,338
 7/31/1998                       $ 13,245                    $ 13,345                   $ 15,058
 8/31/1998                       $ 11,235                    $ 10,753                   $ 12,700
 9/30/1998                       $ 11,667                    $ 11,595                   $ 13,417
10/31/1998                       $ 12,274                    $ 12,068                   $ 13,815
11/30/1998                       $ 12,743                    $ 12,701                   $ 14,189
12/31/1998                       $ 13,349                    $ 13,487                   $ 14,634
 1/31/1999                       $ 12,480                    $ 13,666                   $ 14,302
 2/28/1999                       $ 11,727                    $ 12,559                   $ 13,326
 3/31/1999                       $ 11,784                    $ 12,755                   $ 13,216
 4/30/1999                       $ 12,832                    $ 13,898                   $ 14,422
 5/31/1999                       $ 13,061                    $ 14,101                   $ 14,866
 6/30/1999                       $ 13,635                    $ 14,739                   $ 15,404
 7/31/1999                       $ 13,635                    $ 14,334                   $ 15,038
 8/31/1999                       $ 13,130                    $ 13,804                   $ 14,489
 9/30/1999                       $ 12,811                    $ 13,807                   $ 14,199
10/31/1999                       $ 12,855                    $ 13,863                   $ 13,915
11/30/1999                       $ 13,230                    $ 14,691                   $ 13,987
12/31/1999                       $ 13,442                    $ 16,354                   $ 14,417
 1/31/2000                       $ 12,650                    $ 16,090                   $ 14,040
 2/29/2000                       $ 13,180                    $ 18,747                   $ 14,898
 3/31/2000                       $ 14,453                    $ 17,511                   $ 14,968
 4/30/2000                       $ 14,157                    $ 16,457                   $ 15,056
 5/31/2000                       $ 14,122                    $ 15,498                   $ 14,827
 6/30/2000                       $ 14,518                    $ 16,849                   $ 15,260
 7/31/2000                       $ 14,738                    $ 16,307                   $ 15,768
 8/31/2000                       $ 15,473                    $ 17,551                   $ 16,473
 9/30/2000                       $ 15,423                    $ 17,035                   $ 16,380
10/31/2000                       $ 15,530                    $ 16,275                   $ 16,322
11/30/2000                       $ 15,146                    $ 14,604                   $ 15,989
12/31/2000                       $ 16,952                    $ 15,858                   $ 17,707
 1/31/2001                       $ 17,109                    $ 16,685                   $ 18,196
 2/28/2001                       $ 16,726                    $ 15,590                   $ 18,171
 3/31/2001                       $ 16,561                    $ 14,828                   $ 17,880
 4/30/2001                       $ 17,518                    $ 15,987                   $ 18,707
 5/31/2001                       $ 18,008                    $ 16,381                   $ 19,188
 6/30/2001                       $ 18,408                    $ 16,946                   $ 19,960
 7/31/2001                       $ 18,117                    $ 16,029                   $ 19,512
 8/31/2001                       $ 17,992                    $ 15,511                   $ 19,444
 9/30/2001                       $ 16,312                    $ 13,423                   $ 17,298
10/31/2001                       $ 16,910                    $ 14,209                   $ 17,749
11/30/2001                       $ 17,668                    $ 15,309                   $ 19,026
12/31/2001                       $ 18,717                    $ 16,254                   $ 20,190
 1/31/2002                       $ 18,899                    $ 16,085                   $ 20,458
 2/28/2002                       $ 19,422                    $ 15,644                   $ 20,583
 3/31/2002                       $ 20,557                    $ 16,902                   $ 22,125
 4/30/2002                       $ 21,005                    $ 17,055                   $ 22,904
 5/31/2002                       $ 20,242                    $ 16,298                   $ 22,146
 6/30/2002                       $ 19,489                    $ 15,490                   $ 21,656
 7/31/2002                       $ 17,490                    $ 13,151                   $ 18,438
 8/31/2002                       $ 17,976                    $ 13,118                   $ 18,357
 9/30/2002                       $ 16,567                    $ 12,176                   $ 17,046
10/31/2002                       $ 16,900                    $ 12,567                   $ 17,302

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
  CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS C SHARES(3),(5), THE RUSSELL 2000
        INDEX(2),(5) AND THE RUSSELL 2000 VALUE INDEX(2),(5). (UNAUDITED)

                CREDIT SUISSE SMALL
                CAP VALUE FUND(1)            RUSSELL 2000             RUSSELL 2000 VALUE
                CLASS C(3),(5) -- $12,812    INDEX(2),(5) -- $6,703   INDEX(2),(5) -- $11,614
      3/00(5)                    $ 10,000                  $ 10,000                  $ 10,000
 3/31/2000                       $ 10,960                  $  9,341                  $ 10,047
 4/30/2000                       $ 10,730                  $  8,778                  $ 10,106
 5/31/2000                       $ 10,703                  $  8,267                  $  9,952
 6/30/2000                       $ 11,003                  $  8,987                  $ 10,243
 7/31/2000                       $ 11,170                  $  8,698                  $ 10,584
 8/31/2000                       $ 11,728                  $  9,362                  $ 11,057
 9/30/2000                       $ 11,690                  $  9,087                  $ 10,995
10/31/2000                       $ 11,771                  $  8,681                  $ 10,956
11/30/2000                       $ 11,479                  $  7,790                  $ 10,733
12/31/2000                       $ 12,853                  $  8,459                  $ 11,886
 1/31/2001                       $ 12,973                  $  8,900                  $ 12,214
 2/28/2001                       $ 12,676                  $  8,316                  $ 12,197
 3/31/2001                       $ 12,556                  $  7,909                  $ 12,001
 4/30/2001                       $ 13,276                  $  8,528                  $ 12,557
 5/31/2001                       $ 13,649                  $  8,738                  $ 12,880
 6/30/2001                       $ 13,953                  $  9,039                  $ 13,398
 7/31/2001                       $ 13,732                  $  8,550                  $ 13,098
 8/31/2001                       $ 13,637                  $  8,274                  $ 13,052
 9/30/2001                       $ 12,360                  $  7,160                  $ 11,611
10/31/2001                       $ 12,821                  $  7,579                  $ 11,914
11/30/2001                       $ 13,391                  $  8,166                  $ 12,771
12/31/2001                       $ 14,188                  $  8,670                  $ 13,553
 1/31/2002                       $ 14,326                  $  8,580                  $ 13,732
 2/28/2002                       $ 14,724                  $  8,345                  $ 13,816
 3/31/2002                       $ 15,585                  $  9,015                  $ 14,851
 4/30/2002                       $ 15,925                  $  9,097                  $ 15,374
 5/31/2002                       $ 15,345                  $  8,694                  $ 14,865
 6/30/2002                       $ 14,773                  $  8,262                  $ 14,536
 7/31/2002                       $ 13,259                  $  7,015                  $ 12,376
 8/31/2002                       $ 13,629                  $  6,997                  $ 12,322
 9/30/2002                       $ 12,558                  $  6,495                  $ 11,442
10/31/2002                       $ 12,812                  $  6,703                  $ 11,614

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                SINCE
                               1 YEAR    5 YEAR    10 YEAR    INCEPTION
                               ------    ------    -------    ---------
Common                          2.29%       --        --        6.35%
Class A Without
     Sales Charge               2.39%     3.63%    10.03%      12.79%
Class A With Maximum
     Sales Charge              (3.50%)    2.41%    10.68%      12.61%
Class B Without CDSC            1.55%     2.85%       --        7.85%
Class B With CDSC              (2.00%)    2.85%       --        7.85%
Class C Without CDSC            1.61%       --        --       10.33%
Class C With CDSC               0.72%       --        --       10.33%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                SINCE
                               1 YEAR    5 YEAR   10 YEAR     INCEPTION
                               ------    ------   -------     ---------
Common                          0.61%       --        --        7.08%
Class A Without
     Sales Charge               0.71%     4.71%    10.71%      12.82%
Class A With Maximum
     Sales Charge              (5.10%)    3.48%    10.06%      12.64%
Class B Without CDSC           (0.08%)    3.92%       --        8.07%
Class B With CDSC              (3.57%)    3.92%       --        8.07%
Class C Without CDSC           (0.07%)      --        --       10.81%
Class C With CDSC              (0.95%)      --        --       10.81%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, that represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks which includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 3000(R) Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000(R) Index do not include any sales charges, fees or other expenses. The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -5.10%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -3.57%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -0.95%.
(4) Performance for the benchmarks is not available for the period beginning February 28, 1996 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 1996.
(5) Performance for the benchmarks is not available for the period beginning February 28, 2000 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 2000.

                       This page intentionally left blank

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (93.9%)
AEROSPACE & DEFENSE (6.1%)
    General Dynamics Corp.                                                     49,700   $   3,932,761
    United Technologies Corp.                                                  83,700       5,161,779
                                                                                        -------------
                                                                                            9,094,540
                                                                                        -------------
BANKS (9.1%)
    Bank of America Corp.                                                      26,937       1,880,203
    Banknorth Group, Inc.                                                     157,600       3,651,592
    Charter One Financial, Inc.                                               105,000       3,179,400
    Washington Mutual, Inc.                                                   134,000       4,791,840
                                                                                        -------------
                                                                                           13,503,035
                                                                                        -------------
CHEMICALS (3.9%)
    Engelhard Corp.                                                           108,600       2,405,490
    Rohm & Haas Co.                                                           102,400       3,406,848
                                                                                        -------------
                                                                                            5,812,338
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
    Avery Dennison Corp.                                                       67,700       4,213,648
                                                                                        -------------
COMPUTERS & PERIPHERALS (1.1%)
    Hewlett-Packard Co.                                                       105,000       1,659,000
                                                                                        -------------
DIVERSIFIED FINANCIALS (8.9%)
    American Express Co.                                                       90,300       3,284,211
    Citigroup, Inc.                                                           131,333       4,852,754
    Freddie Mac                                                                54,300       3,343,794
    Morgan Stanley                                                             43,100       1,677,452
                                                                                        -------------
                                                                                           13,158,211
                                                                                        -------------
ELECTRIC UTILITIES (2.5%)
    Progress Energy, Inc.                                                      88,700       3,700,564
                                                                                        -------------
ELECTRICAL EQUIPMENT (1.7%)
    Emerson Electric Co.                                                       50,800       2,447,544
                                                                                        -------------
FOOD & DRUG RETAILING (2.6%)
    Sysco Corp.                                                               121,700       3,855,456
                                                                                        -------------
FOOD PRODUCTS (2.3%)
    General Mills, Inc.                                                        84,000       3,470,880
                                                                                        -------------
GAS UTILITIES (3.3%)
    National Fuel Gas Co.                                                     125,000       2,521,250
    WGL Holdings, Inc.                                                        100,800       2,331,504
                                                                                        -------------
                                                                                            4,852,754
                                                                                        -------------
HEALTHCARE PROVIDERS & SERVICES (2.6%)
    Cardinal Health, Inc.                                                      56,500       3,910,365
                                                                                        -------------
HOUSEHOLD PRODUCTS (3.3%)
    Kimberly-Clark Corp.                                                       94,200       4,851,300
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       18

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES (3.5%)
    3M Co.                                                                     15,200   $   1,929,488
    General Electric Co.                                                       87,000       2,196,750
    Tyco International, Ltd.                                                   74,000       1,070,040
                                                                                        -------------
                                                                                            5,196,278
                                                                                        -------------
INSURANCE (6.8%)
    American International Group, Inc.                                         56,814       3,553,716
    Berkshire Hathaway, Inc. Class A*                                              55       4,080,450
    Hartford Financial Services Group, Inc.                                    62,900       2,484,550
                                                                                        -------------
                                                                                           10,118,716
                                                                                        -------------
IT CONSULTING & SERVICES (1.0%)
    Unisys Corp.*                                                             161,200       1,407,276
                                                                                        -------------
MEDIA (3.2%)
    Comcast Corp. Special Class A*                                             97,200       2,236,572
    Tribune Co.                                                                52,400       2,517,820
                                                                                        -------------
                                                                                            4,754,392
                                                                                        -------------
MULTILINE RETAIL (2.7%)
    Costco Wholesale Corp.*                                                    56,000       1,900,080
    Federated Department Stores, Inc.*                                         66,400       2,038,480
                                                                                        -------------
                                                                                            3,938,560
                                                                                        -------------
OIL & GAS (9.7%)
    Burlington Resources, Inc.                                                 60,500       2,492,600
    ChevronTexaco Corp.                                                        39,780       2,690,321
    ConocoPhillips                                                             79,000       3,831,500
    Devon Energy Corp.                                                         59,500       3,004,750
    Exxon Mobil Corp.                                                          67,700       2,278,782
                                                                                        -------------
                                                                                           14,297,953
                                                                                        -------------
PERSONAL PRODUCTS (1.8%)
    Avon Products, Inc.                                                        56,000       2,715,440
                                                                                        -------------
PHARMACEUTICALS (6.4%)
    Johnson & Johnson                                                          87,100       5,117,125
    Merck & Company, Inc.                                                      40,600       2,202,144
    Pfizer Inc.                                                                 7,025         223,184
    Pharmacia Corp.                                                            44,351       1,907,093
                                                                                        -------------
                                                                                            9,449,546
                                                                                        -------------
ROAD & RAIL (2.2%)
    Burlington Northern Santa Fe Corp.                                        128,300       3,301,159
                                                                                        -------------
SOFTWARE (2.5%)
    Microsoft Corp.*                                                           70,100       3,748,247
                                                                                        -------------
SPECIALTY RETAIL (2.0%)
    Home Depot, Inc.                                                          101,900       2,942,872
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       19

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (CONCLUDED)
TOBACCO (1.9%)
    Philip Morris Companies, Inc.                                              68,700   $   2,799,525
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $115,181,218)                                                   139,199,599
                                                                                        -------------

                                                                             PAR
                                                                            (000)
                                                                        -------------
MORTGAGE-BACKED SECURITIES (0.0%)
GNMA (0.0%)
    Ginnie Mae Pool #002217X, 6.500%, 8/15/03
    (Cost $382)                                                         $           0**           407
                                                                                        -------------
SHORT-TERM INVESTMENT (6.0%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $8,866,000)                                                           8,866       8,866,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $124,047,600)                                    148,066,006

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                  144,313
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 148,210,319
                                                                                        =============

 *  Non-income producing security.
**  Amount represents less than $1,000 par value.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (93.7%)
AEROSPACE & DEFENSE (2.5%)
    United Technologies Corp.                                                  81,100   $   5,001,437
                                                                                        -------------
AIR FREIGHT & COURIERS (0.9%)
    United Parcel Service, Inc. Class B                                        30,000       1,800,300
                                                                                        -------------
AUTO COMPONENTS (3.3%)
    Johnson Controls, Inc.                                                     46,000       3,588,000
    Lear Corp.*                                                                85,900       3,139,645
                                                                                        -------------
                                                                                            6,727,645
                                                                                        -------------
BANKS (5.2%)
    Bank of America Corp.                                                      29,300       2,045,140
    Charter One Financial, Inc.                                               118,230       3,580,005
    Wells Fargo & Co.                                                          97,000       4,895,590
                                                                                        -------------
                                                                                           10,520,735
                                                                                        -------------
BEVERAGES (6.6%)
    Anheuser-Busch Companies, Inc.                                            107,100       5,650,596
    Pepsi Bottling Group, Inc.                                                 78,800       2,123,660
    PepsiCo, Inc.                                                             125,220       5,522,202
                                                                                        -------------
                                                                                           13,296,458
                                                                                        -------------
BUILDING PRODUCTS (3.6%)
    American Standard Companies, Inc.*                                        107,500       7,170,250
                                                                                        -------------
CHEMICALS (1.6%)
    Rohm & Haas Co.                                                            93,900       3,124,053
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (5.4%)
    Cendant Corp.*                                                            270,100       3,106,150
    Convergys Corp.*                                                          109,500       1,629,360
    H&R Block, Inc.                                                            73,800       3,275,244
    Pitney Bowes, Inc.                                                         87,200       2,925,560
                                                                                        -------------
                                                                                           10,936,314
                                                                                        -------------
COMPUTERS & PERIPHERALS (1.3%)
    Hewlett-Packard Co.                                                       169,120       2,672,096
                                                                                        -------------
DIVERSIFIED FINANCIALS (6.5%)
    Citigroup, Inc.                                                           130,700       4,829,365
    Fannie Mae                                                                 63,700       4,258,982
    Lehman Brothers Holdings, Inc.                                             74,100       3,947,307
                                                                                        -------------
                                                                                           13,035,654
                                                                                        -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
    BellSouth Corp.                                                            66,600       1,741,590
                                                                                        -------------
ELECTRIC UTILITIES (0.9%)
    Public Service Enterprise Group, Inc.                                      63,000       1,804,950
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       21

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
    Agilent Technologies, Inc.*                                               111,400   $   1,531,750
    Tektronix, Inc.*                                                          142,400       2,516,208
                                                                                        -------------
                                                                                            4,047,958
                                                                                        -------------
ENERGY EQUIPMENT & SERVICES (1.5%)
    Pride International, Inc.*                                                213,600       2,964,768
                                                                                        -------------
FOOD & DRUG RETAILING (1.1%)
    CVS Corp.                                                                  76,800       2,129,664
                                                                                        -------------
FOOD PRODUCTS (1.3%)
    General Mills, Inc.                                                        64,300       2,656,876
                                                                                        -------------
HOME PRODUCTS (1.0%)
    Kimberly-Clark Corp.                                                       40,600       2,090,900
                                                                                        -------------
INDUSTRIAL CONGLOMERATES (3.4%)
    3M Co.                                                                     40,400       5,128,376
    Tyco International, Ltd.                                                  119,800       1,732,308
                                                                                        -------------
                                                                                            6,860,684
                                                                                        -------------
INSURANCE (5.0%)
    American International Group, Inc.                                         44,235       2,766,899
    Hartford Financial Services Group, Inc.                                    48,800       1,927,600
    Jefferson-Pilot Corp.                                                      55,500       2,228,325
    St. Paul Companies, Inc.                                                   93,000       3,050,400
                                                                                        -------------
                                                                                            9,973,224
                                                                                        -------------
MACHINERY (10.1%)
    Eaton Corp.                                                                46,000       3,145,940
    Harsco Corp.                                                               75,000       1,923,750
    Ingersoll-Rand Co. Class A                                                118,900       4,637,100
    ITT Industries, Inc.                                                      128,600       8,356,428
    Navistar International Corp.*                                             100,000       2,242,000
                                                                                        -------------
                                                                                           20,305,218
                                                                                        -------------
MEDIA (5.3%)
    Comcast Corp. Special Class A*                                            105,000       2,416,050
    Knight-Ridder, Inc.                                                        60,500       3,640,890
    McGraw-Hill Companies, Inc.                                                34,700       2,238,150
    Viacom, Inc. Class B*                                                      54,300       2,422,323
                                                                                        -------------
                                                                                           10,717,413
                                                                                        -------------
METALS & MINING (2.0%)
    Alcoa, Inc.                                                               183,200       4,041,392
                                                                                        -------------
MULTILINE RETAIL (2.3%)
    Federated Department Stores, Inc.*                                        149,100       4,577,370
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       22

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (CONTINUED)
OIL & GAS (8.0%)
    ConocoPhillips                                                             89,050   $   4,318,925
    Devon Energy Corp.                                                         81,600       4,120,800
    ExxonMobil Corp.                                                          132,100       4,446,486
    Royal Dutch Petroleum Co. NY Shares                                        74,900       3,204,222
                                                                                        -------------
                                                                                           16,090,433
                                                                                        -------------
PHARMACEUTICALS (4.4%)
    Abbott Laboratories                                                        60,700       2,541,509
    Pfizer Inc.                                                               131,100       4,165,047
    Wyeth                                                                      66,100       2,214,350
                                                                                        -------------
                                                                                            8,920,906
                                                                                        -------------
ROAD & RAIL (1.0%)
    Burlington Northern Santa Fe Corp.                                         81,200       2,089,276
                                                                                        -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
    Micron Technology, Inc.*                                                  103,700       1,659,200
                                                                                        -------------
SPECIALTY RETAIL (5.8%)
    Abercrombie & Fitch Co. Class A*                                          124,500       2,218,590
    Best Buy Company, Inc.*                                                    77,800       1,603,458
    Lowe's Companies, Inc.                                                     63,600       2,654,028
    Ross Stores, Inc.                                                          68,400       2,862,540
    Tiffany & Co.                                                              91,900       2,405,942
                                                                                        -------------
                                                                                           11,744,558
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $191,553,357)                                                   188,701,322
                                                                                        -------------
PREFERRED STOCK (1.2%)
REAL ESTATE (1.2%)
    Equity Residential Properties, (Callable 11/27/02 @ $25.91)
    (Cost $2,512,171)                                                         101,000       2,392,690
                                                                                        -------------
RIGHTS (0.0%)
DIVERSIFIED FINANCIALS (0.0%)
    Allied Capital Corp.^
    (Cost $0)                                                                  56,900             589
                                                                                        -------------

                                                                             PAR
                                                                            (000)
                                                                        -------------
SHORT-TERM INVESTMENT (5.5%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $11,003,000)                                                  $      11,003      11,003,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $205,068,528)                                   202,097,601

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                                                (841,503)
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 201,256,098
                                                                                        =============

 *  Non-income producing security.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (93.7%)
AEROSPACE & DEFENSE (1.2%)
    DRS Technologies, Inc.*                                                    80,000   $   2,651,200
                                                                                        -------------
BANKS (18.6%)
    Alabama National Bancorp                                                   48,800       2,271,152
    Associated Banc-Corp                                                      123,530       4,145,667
    Banknorth Group, Inc.                                                     138,200       3,202,094
    Century Bancorp, Inc. Class A                                              26,700         718,497
    Cullen/Frost Bankers, Inc.                                                 79,700       2,760,011
    First Financial Holdings, Inc.                                            141,100       3,606,516
    FirstFed Financial Corp.*                                                 134,000       3,631,400
    FirstMerit Corp.                                                          170,000       3,884,500
    Hudson United Bancorp                                                     157,800       4,805,010
    Prosperity Bancshares, Inc.                                               130,600       2,451,362
    Sky Financial Group, Inc.                                                 119,000       2,287,180
    Susquehanna Bancshares, Inc.                                              158,900       3,368,680
    Webster Financial Corp.                                                   120,000       3,889,200
                                                                                        -------------
                                                                                           41,021,269
                                                                                        -------------
CHEMICALS (3.4%)
    Cambrex Corp.                                                              86,400       2,405,376
    H.B. Fuller Co.                                                           180,000       5,124,600
                                                                                        -------------
                                                                                            7,529,976
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (5.3%)
    Banta Corp.                                                               130,000       4,004,000
    United Stationers, Inc.*                                                  140,000       4,162,200
    Watson Wyatt & Company Holdings*                                          175,800       3,472,050
                                                                                        -------------
                                                                                           11,638,250
                                                                                        -------------
CONSTRUCTION & ENGINEERING (1.7%)
    EMCOR Group, Inc.*                                                         75,000       3,645,750
                                                                                        -------------
CONTAINERS & PACKAGING (3.6%)
    AptarGroup, Inc.                                                          150,000       4,189,500
    Myers Industries, Inc.                                                    312,218       3,840,281
                                                                                        -------------
                                                                                            8,029,781
                                                                                        -------------
ELECTRICAL EQUIPMENT (4.7%)
    AMETEK, Inc.                                                              130,000       4,587,700
    Brady Corp.                                                               120,000       3,958,800
    C&D Technologies, Inc.                                                    120,000       1,914,000
                                                                                        -------------
                                                                                           10,460,500
                                                                                        -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (9.7%)
    Electro Scientific Industries, Inc.*                                      225,100       4,204,868
    Littelfuse, Inc.*                                                         149,000       2,330,509
    Pioneer-Standard Electronics, Inc.                                        239,450       1,676,150
    Rogers Corp.*                                                             150,000       3,747,000
    Roper Industries, Inc.                                                     89,200       3,443,120
    Varian, Inc.*                                                             144,000       4,235,040

                 See Accompanying Notes to Financial Statements.

                                       24

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS(CONCLUDED)
    Woodhead Industries, Inc.                                                 162,300   $   1,671,690
                                                                                        -------------
                                                                                           21,308,377
                                                                                        -------------
ENERGY EQUIPMENT & SERVICES (4.4%)
    Oceaneering International, Inc.*                                          197,000       5,456,900
    Varco International, Inc.*                                                261,767       4,303,450
                                                                                        -------------
                                                                                            9,760,350
                                                                                        -------------
FOOD & DRUG RETAILING (3.2%)
    Performance Food Group Co.*                                                92,000       3,421,480
    Ruddick Corp.                                                             250,000       3,745,000
                                                                                        -------------
                                                                                            7,166,480
                                                                                        -------------
FOOD PRODUCTS (2.4%)
    Sensient Technologies Corp.                                               220,800       5,376,480
                                                                                        -------------
GAS UTILITIES (3.3%)
    National Fuel Gas Co.                                                     179,200       3,614,464
    WGL Holdings, Inc.                                                        160,000       3,700,800
                                                                                        -------------
                                                                                            7,315,264
                                                                                        -------------
HEALTHCARE EQUIPMENT & SUPPLIES (4.6%)
    Arrow International, Inc.                                                 100,000       3,516,000
    Cooper Companies, Inc.                                                     58,200       3,084,600
    Invacare Corp.                                                            110,000       3,476,000
                                                                                        -------------
                                                                                           10,076,600
                                                                                        -------------
HOTELS RESTAURANTS & LEISURE (1.0%)
    Marcus Corp.                                                              159,975       2,276,444
                                                                                        -------------
HOUSEHOLD DURABLES (4.4%)
    Ethan Allen Interiors, Inc.                                               100,000       3,205,000
    Lancaster Colony Corp.                                                    141,000       6,408,450
                                                                                        -------------
                                                                                            9,613,450
                                                                                        -------------
INDUSTRIAL CONGLOMERATES (4.0%)
    Carlisle Companies, Inc.                                                   80,000       2,981,600
    Lydall, Inc.*                                                             199,500       2,274,300
    Teleflex, Inc.                                                             85,000       3,575,100
                                                                                        -------------
                                                                                            8,831,000
                                                                                        -------------
INSURANCE (3.8%)
    Brown & Brown                                                              86,100       2,617,440
    HCC Insurance Holdings, Inc.                                              112,000       2,747,360
    Horace Mann Educators Corp.                                               200,000       3,002,000
                                                                                        -------------
                                                                                            8,366,800
                                                                                        -------------
IT CONSULTING & SERVICES (0.9%)
    Keane, Inc.*                                                              230,200       1,896,848
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       25

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------
COMMON STOCKS (CONCLUDED)
MACHINERY (6.3%)
    ESCO Technologies, Inc.*                                                  101,100   $   3,680,040
    Flowserve Corp.*                                                          167,600       1,964,272
    Graco, Inc.                                                               168,000       4,594,800
    The Manitowoc Company, Inc.                                               157,000       3,703,630
                                                                                        -------------
                                                                                           13,942,742
                                                                                        -------------
MEDIA (1.9%)
    Harte-Hanks, Inc.                                                         225,000       4,293,000
                                                                                        -------------
REAL ESTATE (1.1%)
    Liberty Property Trust                                                     80,000       2,347,200
                                                                                        -------------
ROAD & RAIL (1.7%)
    Werner Enterprises, Inc.                                                  185,000       3,783,250
                                                                                        -------------
SOFTWARE (1.5%)
    Progress Software Corp.*                                                  260,000       3,244,800
                                                                                        -------------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
    MSC Industrial Direct Company, Inc.*                                      175,000       2,268,000
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $169,994,827)                                                   206,843,811
                                                                                        -------------
WARRANTS (0.0%)
BANKS (0.0%)
    Dime Bancorp.*
    (Cost $5,015)                                                              22,100           2,210
                                                                                        -------------

                                                                             PAR
                                                                            (000)
                                                                        -------------
SHORT-TERM INVESTMENT (5.7%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $12,558,000)                                                  $      12,558      12,558,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $182,557,842)                                    219,404,021

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                1,281,383
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 220,685,404
                                                                                        =============

 *  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002

                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------
ASSETS
    Investments at value (Cost $124,047,600,
      $205,068,528, and $182,557,842, respectively)       $ 148,066,006    $ 202,097,601    $ 219,404,021
    Cash                                                             54              263              393
    Dividends and interest receivable                           286,978          180,970          247,437
    Receivable for fund shares sold                             145,205          133,176          137,895
    Receivable for investments sold                                  --        6,656,877        1,284,024
    Prepaid expenses and other assets                            17,584           33,766           29,082
                                                          -------------    -------------    -------------
      Total Assets                                          148,515,827      209,102,653      221,102,852
                                                          -------------    -------------    -------------
LIABILITIES
    Advisory fee payable                                         37,534          124,801          133,515
    Administrative services fee payable                          25,991           34,272           38,581
    Payable for investments purchased                                --        7,124,611               --
    Distribution fee payable                                     49,586           10,965           60,915
    Payable for fund shares redeemed                             93,911          399,623          105,548
    Directors'/Trustees' fee payable                                 --            2,281               --
    Other accrued expenses payable                               98,486          150,002           78,889
                                                          -------------    -------------    -------------
      Total Liabilities                                         305,508        7,846,555          417,448
                                                          -------------    -------------    -------------
NET ASSETS
    Capital stock, $0.001 par value                               8,826           19,064           11,927
    Paid-in capital                                         124,373,270      205,667,116      165,319,116
    Accumulated undistributed net investment income             159,478               --          128,931
    Accumulated net realized gain (loss) on investments        (349,661)      (1,459,155)      18,379,251
    Net unrealized appreciation (depreciation)
      from investments                                       24,018,406       (2,970,927)      36,846,179
                                                          -------------    -------------    -------------
      Net Assets                                          $ 148,210,319    $ 201,256,098    $ 220,685,404
                                                          =============    -------------    -------------
COMMON SHARES
    Net assets                                            $   3,060,715    $ 175,121,019    $  45,075,158
    Shares outstanding                                          181,923       16,586,562        2,428,392
                                                          -------------    -------------    -------------
    Net asset value, offering price and redemption
      price per share                                     $       16.82    $       10.56    $       18.56
                                                          =============    =============    =============
ADVISOR SHARES
    Net assets                                                      N/A    $  25,500,591              N/A
    Shares outstanding                                              N/A        2,417,186              N/A
                                                          -------------    -------------    -------------
    Net asset value, offering price and redemption
      price per share                                               N/A    $       10.55              N/A
                                                          =============    =============    =============

                 See Accompanying Notes to Financial Statements.

                                       27

                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------
A SHARES
    Net assets                                            $ 114,733,069    $     404,067    $ 151,340,303
    Shares outstanding                                        6,817,930           38,298        8,129,338
                                                          -------------    -------------    -------------
    Net asset value and redemption price per share        $       16.83    $       10.55    $       18.62
                                                          =============    =============    =============
    Maximum offering price per share
      (net asset value/(1-5.75%))                         $       17.86    $       11.19    $       19.76
                                                          =============    =============    =============
B SHARES
    Net assets                                            $  28,312,471    $      88,367    $  19,998,751
    Shares outstanding                                        1,699,492            8,410        1,127,333
                                                          -------------    -------------    -------------
    Net asset value and offering price per share          $       16.66    $       10.51    $       17.74
                                                          =============    =============    =============
C SHARES
    Net assets                                            $   2,104,064    $     142,054    $   4,271,192
    Shares outstanding                                          126,880           13,525          241,461
                                                          -------------    -------------    -------------
    Net asset value and offering price per share          $       16.58    $       10.50    $       17.69
                                                          =============    =============    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2002

                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------
INVESTMENT INCOME
    Dividends                                             $   3,506,534    $   3,945,521    $   3,768,757
    Interest                                                    101,632          101,191           63,743
    Foreign taxes withheld                                           --          (13,049)              --
                                                          -------------    -------------    -------------
      Total investment income                                 3,608,166        4,033,663        3,832,500
                                                          -------------    -------------    -------------
EXPENSES
    Investment advisory fees                                  1,126,184        1,862,407        2,046,845
    Administrative services fees                                316,764          426,285          453,880
    Shareholder servicing/Distribution fees                     694,479          175,509          852,258
    Transfer agent fees                                         228,797          531,124          343,311
    Printing fees                                                88,911           98,514          114,730
    Registration fees                                            79,854           93,906           75,412
    Legal fees                                                   55,498           42,341           74,029
    Audit fees                                                   26,564           27,475           20,175
    Custodian fees                                               17,760           22,540           26,847
    Insurance expense                                            14,032            9,796           20,371
    Interest expense                                              5,669            5,989           11,226
    Directors'/Trustees' fees                                     5,558           15,241            5,679
    Miscellaneous expense                                         8,343           11,685            4,618
                                                          -------------    -------------    -------------
      Total expenses                                          2,668,413        3,322,812        4,049,381
    Less: fees waived                                          (509,588)              --         (335,009)
                                                          -------------    -------------    -------------
      Net expenses                                            2,158,825        3,322,812        3,714,372
                                                          -------------    -------------    -------------
       Net investment income                                  1,449,341          710,851          118,128
                                                          -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain (loss) from investments                 3,173,446       (1,192,972)      19,290,175
    Net change in unrealized appreciation (depreciation)
      from investments                                      (13,538,321)     (30,902,727)     (14,804,671)
                                                          -------------    -------------    -------------
    Net realized and unrealized gain (loss)
      from investments                                      (10,364,875)     (32,095,699)       4,485,504
                                                          -------------    -------------    -------------
    Net increase (decrease) in net assets resulting
      from operations                                     $  (8,915,534)   $ (31,384,848)   $   4,603,632
                                                          =============    =============    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 LARGE CAP VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------
FROM OPERATIONS
  Net investment income                                                     $   1,449,341    $   2,089,788
  Net realized gain (loss) from investments                                     3,173,446       15,244,162
  Net change in unrealized appreciation (depreciation) from investments       (13,538,321)     (42,695,915)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations            (8,915,534)     (25,361,965)
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                             (28,797)         (18,349)
  Advisor Class shares                                                                 --               --
  Class A shares                                                               (1,322,171)      (1,351,242)
  Class B shares                                                                 (111,266)         (82,889)
  Class C shares                                                                   (7,918)          (3,707)
  Class D shares                                                                  (82,437)        (528,735)
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                            (222,334)          (8,726)
  Advisor Class shares                                                                 --               --
  Class A shares                                                              (11,038,633)     (14,073,743)
  Class B shares                                                               (2,788,798)      (3,586,179)
  Class C shares                                                                 (165,188)         (48,654)
  Class D shares                                                               (3,299,124)      (3,943,625)
RETURN OF CAPITAL
  Common Class shares                                                                  --               --
  Class A shares                                                                       --               --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions     (19,066,666)     (23,645,849)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 22,065,483       27,258,454
  Exchange value of shares due to merger                                       14,973,364               --
  Reinvestment of dividends and distributions                                  16,059,536       20,868,471
  Net asset value of shares redeemed                                          (90,669,775)     (36,719,870)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions     (37,571,392)      11,407,055
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (65,553,592)     (37,600,759)
NET ASSETS
  Beginning of year                                                           213,763,911      251,364,670
                                                                            -------------    -------------
  End of year                                                               $ 148,210,319    $ 213,763,911
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $     159,478    $     262,734
                                                                            =============    =============

                 See Accompanying Notes to Financial Statements.

                                       30

                                                                                 STRATEGIC VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------
FROM OPERATIONS
  Net investment income                                                     $     710,851    $   1,901,932
  Net realized gain (loss) from investments                                    (1,192,972)       7,371,839
  Net change in unrealized appreciation (depreciation) from investments       (30,902,727)     (24,159,539)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations           (31,384,848)     (14,885,768)
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                            (744,117)      (1,809,160)
  Advisor Class shares                                                                 --          (94,568)
  Class A shares                                                                     (236)              --
  Class B shares                                                                       --               --
  Class C shares                                                                       --               --
  Class D shares                                                                       --               --
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                          (6,095,193)     (34,194,577)
  Advisor Class shares                                                         (1,030,567)      (5,702,373)
  Class A shares                                                                      (27)              --
  Class B shares                                                                      (26)              --
  Class C shares                                                                      (26)              --
  Class D shares                                                                       --               --
RETURN OF CAPITAL
  Common Class shares                                                             (68,226)              --
  Class A shares                                                                      (20)              --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions      (7,938,438)     (41,800,678)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 32,802,513       62,788,635
  Exchange value of shares due to merger                                               --               --
  Reinvestment of dividends and distributions                                   7,817,621       41,146,267
  Net asset value of shares redeemed                                          (55,949,687)     (88,739,277)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions     (15,329,553)      15,195,625
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (54,652,839)     (41,490,821)
NET ASSETS
  Beginning of year                                                           255,908,937      297,399,758
                                                                            -------------    -------------
  End of year                                                               $ 201,256,098    $ 255,908,937
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $          --    $      39,915
                                                                            =============    =============

                                                                                 SMALL CAP VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------
FROM OPERATIONS
  Net investment income                                                     $     118,128    $     434,376
  Net realized gain (loss) from investments                                    19,290,175       32,187,267
  Net change in unrealized appreciation (depreciation) from investments       (14,804,671)     (15,843,676)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations             4,603,632       16,777,967
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                             (76,133)            (551)
  Advisor Class shares                                                                 --               --
  Class A shares                                                                 (268,011)        (439,646)
  Class B shares                                                                       --               --
  Class C shares                                                                       --             (735)
  Class D shares                                                                       --               --
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                          (4,111,025)         (16,437)
  Advisor Class shares                                                                 --               --
  Class A shares                                                              (26,202,108)     (26,873,775)
  Class B shares                                                               (2,444,105)      (2,525,961)
  Class C shares                                                                 (221,991)         (39,456)
  Class D shares                                                                       --               --
RETURN OF CAPITAL
  Common Class shares                                                                  --               --
  Class A shares                                                                       --               --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions     (33,323,373)     (29,896,561)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 90,362,161       35,083,467
  Exchange value of shares due to merger                                               --       33,444,688
  Reinvestment of dividends and distributions                                  31,664,945       27,594,410
  Net asset value of shares redeemed                                         (121,800,767)     (39,906,819)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions         226,339       56,215,746
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (28,493,402)      43,097,152
NET ASSETS
  Beginning of year                                                           249,178,806      206,081,654
                                                                            -------------    -------------
  End of year                                                               $ 220,685,404    $ 249,178,806
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $     128,931    $     369,227
                                                                            =============    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                      2002          2001         2000(1)
                                                    ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period              $   19.95     $   24.63     $   22.44
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income(2)                               0.17          0.19          0.02
  Net gain (loss) on investments
    (both realized and unrealized)                      (1.45)        (2.52)         2.21
                                                    ---------     ---------     ---------
      Total from investment operations                  (1.28)        (2.33)         2.23
                                                    ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.19)        (0.22)        (0.04)
  Distributions from net realized gains                 (1.66)        (2.13)           --
                                                    ---------     ---------     ---------
      Total dividends and distributions                 (1.85)        (2.35)        (0.04)
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   16.82     $   19.95     $   24.63
                                                    =========     =========     =========
      Total return(3)                                   (7.63)%      (10.51)%        9.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   3,061     $   3,421     $      96
    Ratio of expenses to average net assets              1.03%         1.03%         0.43%(4)
    Ratio of net investment income
      to average net assets                              0.92%         0.86%         0.07%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.29%         0.18%           --
  Portfolio turnover rate                                  28%           38%           55%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                       2002            2001            2000            1999            1998
                                                    -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period              $     19.96     $     24.62     $     23.49     $     22.60     $     20.09
                                                    -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income(1)                                 0.17            0.21            0.16            0.12            0.20
  Net gain (loss) on investments
    (both realized and unrealized)                        (1.45)          (2.55)           1.78            2.87            3.51
                                                    -----------     -----------     -----------     -----------     -----------
      Total from investment operations                    (1.28)          (2.34)           1.94            2.99            3.71
                                                    -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.19)          (0.19)          (0.12)          (0.09)          (0.17)
  Distributions from net realized gains                   (1.66)          (2.13)          (0.69)          (2.01)          (1.03)
                                                    -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                   (1.85)          (2.32)          (0.81)          (2.10)          (1.20)
                                                    -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                      $     16.83     $     19.96     $     24.62     $     23.49     $     22.60
                                                    ===========     ===========     ===========     ===========     ===========
      Total return(2)                                     (7.63)%        (10.48)%          8.44%          14.37%          19.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   114,733     $   133,665     $   162,871     $   174,213     $   163,936
    Ratio of expenses to average net assets                1.03%           1.04%           1.08%           1.11%           1.13%
    Ratio of net investment income
      to average net assets                                0.90%           0.94%           0.71%           0.52%           0.92%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.28%           0.10%             --              --              --
  Portfolio turnover rate                                    28%             38%             55%             25%             33%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                       2002           2001           2000           1999           1998
                                                    ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period              $    19.78     $    24.44     $    23.37     $    22.55     $    20.06
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                         0.03           0.04             --          (0.04)          0.04
  Net gain (loss) on investments
    (both realized and unrealized)                       (1.43)         (2.52)          1.76           2.88           3.50
                                                    ----------     ----------     ----------     ----------     ----------
      Total from investment operations                   (1.40)         (2.48)          1.76           2.84           3.54
                                                    ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.06)         (0.05)            --          (0.01)         (0.02)
  Distributions from net realized gains                  (1.66)         (2.13)         (0.69)         (2.01)         (1.03)
                                                    ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions                  (1.72)         (2.18)         (0.69)         (2.02)         (1.05)
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $    16.66     $    19.78     $    24.44     $    23.37     $    22.55
                                                    ==========     ==========     ==========     ==========     ==========
      Total return(2)                                    (8.29)%       (11.00)%         7.66%         13.66%         18.29%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   28,312     $   33,087     $   41,194     $   41,144     $   33,325
    Ratio of expenses to average net assets               1.78%          1.79%          1.80%          1.81%          1.83%
    Ratio of net investment income (loss)
      to average net assets                               0.15%          0.19%         (0.01)%        (0.18)%         0.22%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.27%          0.10%            --             --             --
  Portfolio turnover rate                                   28%            38%            55%            25%            33%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                       2002          2001        2000(1)
                                                    ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period              $   19.71     $   24.39     $   20.87
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                        0.03          0.03         (0.01)
  Net gain (loss) on investments
    (both realized and unrealized)                      (1.43)        (2.51)         3.56
                                                    ---------     ---------     ---------
      Total from investment operations                  (1.40)        (2.48)         3.55
                                                    ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.07)        (0.07)        (0.03)
  Distributions from net realized gains                 (1.66)        (2.13)           --
                                                    ---------     ---------     ---------
      Total dividends and distributions                 (1.73)        (2.20)        (0.03)
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   16.58     $   19.71     $   24.39
                                                    =========     =========     =========
      Total return(3)                                   (8.35)%      (11.07)%       17.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   2,104     $   1,916     $     496
    Ratio of expenses to average net assets              1.78%         1.79%         1.28%(4)
    Ratio of net investment income (loss)
      to average net assets                              0.16%         0.13%        (0.03)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.28%         0.10%           --
  Portfolio turnover rate                                  28%           38%           55%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------------
                                                 2002             2001              2000              1999           1998
                                              ----------       ----------        ----------        ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period        $    12.55       $    15.49        $    18.93        $    16.97     $    18.56
                                              ----------       ----------        ----------        ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                             0.04(1)          0.10              0.11              0.13           0.14
  Net gain (loss) on investments
    (both realized and unrealized)                 (1.63)           (0.86)             0.70              2.49           1.36
                                              ----------       ----------        ----------        ----------     ----------
      Total from investment operations             (1.59)           (0.76)             0.81              2.62           1.50
                                              ----------       ----------        ----------        ----------     ----------
LESS DIVIDENDS, DISTRIBUTIONS AND RETURN OF
  CAPITAL
  Dividends from net investment income             (0.05)           (0.10)            (0.11)            (0.13)         (0.14)
  Distributions from net realized gains            (0.35)           (2.08)            (4.14)            (0.53)         (2.95)
  Return of capital                                   --(2)            --                --                --             --
                                              ----------       ----------        ----------        ----------     ----------
      Total dividends, distributions and
        return of capital                          (0.40)           (2.18)            (4.25)            (0.66)         (3.09)
                                              ----------       ----------        ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                $    10.56       $    12.55        $    15.49        $    18.93     $    16.97
                                              ==========       ==========        ==========        ==========     ==========
      Total return(3)                             (13.29)%          (5.14)%            5.99%            15.77%          9.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $  175,121       $  219,223        $  254,842        $  602,282     $  703,808
    Ratio of expenses to average net assets         1.27%            1.13%(4)          1.16%(4)          1.14%          1.19%
    Ratio of net investment income
      to average net assets                         0.36%            0.72%             0.67%             0.65%          0.83%
  Portfolio turnover rate                             30%              38%               49%               78%            78%

(1) Per share information is calculated using the average share outstanding method.

(2)  Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, and .02%, for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the fund's expense ratio for the other periods presented. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.13% and 1.14% for the years ended October 31, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                              ---------------------------------------------------------------------------------
                                                 2002             2001              2000              1999              1998
                                              ----------       ----------        ----------        ----------        ----------
PER SHARE DATA
  Net asset value, beginning of period        $    12.55       $    15.49        $    18.92        $    16.96        $    18.55
                                              ----------       ----------        ----------        ----------        ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                     (0.02)(1)         0.03              0.01              0.03              0.10
  Net gain (loss) on investments
    (both realized and unrealized)                 (1.63)           (0.86)             0.73              2.49              1.35
                                              ----------       ----------        ----------        ----------        ----------
      Total from investment operations             (1.65)           (0.83)             0.74              2.52              1.45
                                              ----------       ----------        ----------        ----------        ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                --            (0.03)            (0.03)            (0.03)            (0.09)
  Distributions from net realized gains            (0.35)           (2.08)            (4.14)            (0.53)            (2.95)
                                              ----------       ----------        ----------        ----------        ----------
      Total dividends and distributions            (0.35)           (2.11)            (4.17)            (0.56)            (3.04)
                                              ----------       ----------        ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                $    10.55       $    12.55        $    15.49        $    18.92        $    16.96
                                              ==========       ==========        ==========        ==========        ==========
      Total return(2)                             (13.71)%          (5.63)%            5.47%            15.20%             8.70%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $   25,501       $   36,686        $   42,558        $   71,572        $   96,397
    Ratio of expenses to average net assets         1.76%            1.63%(3)          1.66%(3)          1.64%(3)          1.55%
    Ratio of net investment income (loss)
      to average net assets                        (0.14)%           0.22%             0.17%             0.15%             0.47%
  Portfolio turnover rate                             30%              38%               49%               78%               78%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, and .01%, for the years ended October 31, 2001, 2000, and 1999, respectively. These arrangements had no effect on the fund's expense ratio for the other periods presented. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.63%, 1.64%, and 1.63% for the years ended October 31, 2001, 2000, and 1999, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                 FOR THE PERIOD
                                                                      ENDED,
                                                               OCTOBER 31, 2002(1)
                                                               -------------------
PER SHARE DATA
  Net asset value, beginning of period                               $  13.36
                                                                     --------
INVESTMENT OPERATIONS
  Net investment loss                                                   (0.01)(2)
  Net loss on investments
    (both realized and unrealized)                                      (2.42)
                                                                     --------
      Total from investment operations                                  (2.43)
                                                                     --------
LESS DIVIDENDS, DISTRIBUTIONS AND RETURN OF CAPITAL
  Dividends from net investment income                                  (0.03)
  Distributions from net realized gains                                 (0.35)
  Return of Capital                                                        --(3)
                                                                     --------
      Total dividends, distributions and return of capital              (0.38)
                                                                     --------
NET ASSET VALUE, END OF PERIOD                                       $  10.55
                                                                     ========
      Total return                                                     (18.76)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                           $    404
    Ratio of expenses to average net assets                              1.63%(5)
    Ratio of net investment loss to average net assets                  (0.10)%(5)
  Portfolio turnover rate                                                  30%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total return for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout the Period)

                                                      FOR THE PERIOD
                                                          ENDED,
                                                    OCTOBER 31, 2002(1)
                                                    -------------------
PER SHARE DATA
  Net asset value, beginning of period                   $  13.36
                                                         --------
INVESTMENT OPERATIONS
  Net investment loss                                       (0.08)(2)
  Net loss on investments
    (both realized and unrealized)                          (2.42)
                                                         --------
      Total from investment operations                      (2.50)
                                                         --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --(3)
  Distributions from net realized gains                     (0.35)
                                                         --------
      Total dividends and distributions                     (0.35)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  10.51
                                                         ========
      Total return                                         (19.23)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $     88
    Ratio of expenses to average net assets                  2.33%(5)
    Ratio of net investment loss to average net assets      (0.71)%(5)
  Portfolio turnover rate                                      30%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $.01 per share.

(4) Total return is historical and assumes changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)

                                                      FOR THE PERIOD
                                                          ENDED,
                                                    OCTOBER 31, 2002(1)
                                                    -------------------
PER SHARE DATA
  Net asset value, beginning of period                   $  13.36
                                                         --------
INVESTMENT OPERATIONS
  Net investment loss                                       (0.08)(2)
  Net loss on investments
    (both realized and unrealized)                          (2.43)
                                                         --------
      Total from investment operations                      (2.51)
                                                         --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --(3)
  Distributions from net realized gains                     (0.35)
                                                         --------
      Total dividends and distributions                     (0.35)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  10.50
                                                         ========
      Total return                                         (19.31)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $    142
    Ratio of expenses to average net assets                  2.30%(5)
    Ratio of net investment loss to average net assets      (0.71)%(5)
  Portfolio turnover rate                                      30%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total return for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------
                                                              2002           2001          2000(1)
                                                           ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                     $    21.07     $    22.62     $    21.35
                                                           ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income(2)                                       0.02           0.04           0.02
  Net gain on investments
    (both realized and unrealized)                               0.31           1.72           1.25
                                                           ----------     ----------     ----------
      Total from investment operations                           0.33           1.76           1.27
                                                           ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.05)         (0.09)            --
  Distributions from net realized gains                         (2.79)         (3.22)            --
                                                           ----------     ----------     ----------
      Total dividends and distributions                         (2.84)         (3.31)            --
                                                           ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    18.56     $    21.07     $    22.62
                                                           ==========     ==========     ==========
      Total return(3)                                            0.61%          9.79%          5.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   45,075     $   30,667     $      105
    Ratio of expenses to average net assets                      1.32%          1.33%          0.34%(4)
    Ratio of net investment income to average net assets         0.12%          0.18%          0.09%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       0.14%          0.02%            --
  Portfolio turnover rate                                          18%            54%            42%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                        2002            2001            2000            1999            1998
                                                    -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period              $     21.09     $     22.54     $     20.52     $     19.54     $     23.34
                                                    -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income(1)                                 0.02            0.05            0.06            0.06            0.07
  Net gain (loss) on investments
    (both realized and unrealized)                         0.33            1.76            4.05            1.01           (2.55)
                                                    -----------     -----------     -----------     -----------     -----------
      Total from investment operations                     0.35            1.81            4.11            1.07           (2.48)
                                                    -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.03)          (0.04)          (0.04)          (0.07)          (0.06)
  Distributions from net realized gains                   (2.79)          (3.22)          (2.05)          (0.02)          (1.26)
                                                    -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                   (2.82)          (3.26)          (2.09)          (0.09)          (1.32)
                                                    -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                      $     18.62     $     21.09     $     22.54     $     20.52     $     19.54
                                                    ===========     ===========     ===========     ===========     ===========
      Total return(2)                                      0.71%           9.70%          21.69%           5.47%         (11.20)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   151,340     $   199,213     $   188,501     $   188,192     $   237,873
    Ratio of expenses to average net assets                1.32%           1.33%           1.39%           1.37%           1.29%
    Ratio of net investment income
      to average net assets                                0.11%           0.25%           0.28%           0.33%           0.30%
    Decrease reflected in above operating expense
      ratios due to waivers/ reimbursements                0.12%           0.02%             --              --              --
  Portfolio turnover rate                                    18%             54%             42%             30%             42%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                       2002           2001           2000           1999           1998
                                                    ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period              $    20.33     $    21.95     $    20.13     $    19.23     $    23.12
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(1)                                 (0.12)         (0.10)         (0.09)         (0.14)         (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                        0.32           1.70           3.96           1.06          (2.55)
                                                    ----------     ----------     ----------     ----------     ----------
      Total from investment operations                    0.20           1.60           3.87           0.92          (2.64)
                                                    ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                  (2.79)         (3.22)         (2.05)         (0.02)         (1.25)
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $    17.74     $    20.33     $    21.95     $    20.13     $    19.23
                                                    ==========     ==========     ==========     ==========     ==========
      Total return(2)                                    (0.08)%         8.88%         20.80%          4.75%        (11.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   19,999     $   17,818     $   17,255     $   19,257     $   22,284
    Ratio of expenses to average net assets               2.07%          2.08%          2.10%          2.07%          1.99%
    Ratio of net investment loss
      to average net assets                              (0.63)%        (0.50)%        (0.43)%        (0.71)%        (0.40)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.13%          0.02%            --             --             --
  Portfolio turnover rate                                   18%            54%            42%            30%            42%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                       2002          2001        2000(1)
                                                    ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period              $   20.28     $   21.94     $   17.96
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss(2)                                (0.12)        (0.11)        (0.07)
  Net gain on investments
    (both realized and unrealized)                       0.32          1.67          4.05
                                                    ---------     ---------     ---------
      Total from investment operations                   0.20          1.56          3.98
                                                    ---------     ---------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                 (2.79)        (3.22)           --
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   17.69     $   20.28     $   21.94
                                                    =========     =========     =========
      Total return(3)                                   (0.07)%        8.93%        22.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   4,271     $   1,481     $     220
    Ratio of expenses to average net assets              2.07%         2.08%         1.42%(4)
    Ratio of net investment loss
      to average net assets                             (0.63)%       (0.52)%       (0.33)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.14%         0.02%           --
  Portfolio turnover rate                                  18%           54%           42%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value"), Credit Suisse Strategic Value Fund ("Strategic Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value"), (each a "Fund" and collectively, the "Funds"). Each Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Strategic Value was incorporated under the laws of the State of Maryland on February 29, 1988. Large Cap Value and Small Cap Value are series of the Credit Suisse Capital Funds, which was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985.

   Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Strategic Value seeks total returns; Small Cap Value seeks a high level of growth of capital.

   Strategic Value is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C. Large Cap Value and Small Cap Value each offer four classes of shares: Common Class, Class A, Class B, and Class C. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares of each Fund, except Strategic Value, bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Common Class shares of Strategic Value are not subject to distribution fees. Advisor Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by Strategic Value at an annual rate not to exceed .75% of the average daily net asset value of Strategic Value's Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of each applicable Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of each applicable Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of each applicable Fund's Class C shares.

   During the current fiscal year, the classes offered by the Funds changed as follows: Effective November 30, 2001, Strategic Value began offering Class A, Class B and Class C shares. Effective December 12, 2001, Small Cap Value closed the Common Class to new investors. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestments of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Large Cap Value ceased operations of its Class D shares.

   Effective as of the close of business on June 8, 2001, Small Cap Value acquired all of the net assets of the Credit Suisse Warburg Pincus Small Company Value II Fund ("Small Company Value II") in a tax-free exchange of shares. The shares exchanged were 2,616,209 shares (valued at $33,389,925) of the Common Class shares of Small Company Value II for 1,463,517 Common Class shares of Small Cap Value and 4,333 shares (valued at $54,763) of Advisor Class shares of Small Company Value II for 2,401 Common Class shares of Small Cap Value. The Small Company Value II net assets of $33,444,688 at that date, which included $6,405,554 of unrealized appreciation, were combined with those of Small Cap Value. The aggregate net assets of Small Company Value II and Small Cap Value immediately before the acquisition were $33,444,688 and $239,666,573, respectively and the combined net assets of Small Cap Value after the acquisition were $273,111,261.

   Effective as of the close of business on April 12, 2002, Large Cap Value acquired all of the net assets of the Credit Suisse Balanced Fund ("Balanced") in a tax-free exchange of shares. The shares exchanged were 741,460 shares (valued at $14,901,765) of the Class A of Large Cap Value for 1,561,419 shares of the Common Class of Balanced, and 3,563 shares (valued at $71,599) of the Class A of Large Cap Value for 7,511 shares of the Advisor Class of Balanced. Balanced Fund's net assets of $14,973,364 at that date, which consisted of $476,771 of unrealized depreciation, were combined with those of Large Cap Value. The aggregate net assets of Balanced and Large Cap Value immediately before the acquisition were $14,973,364 and $178,554,035, respectively, and the combined net assets of Large Cap Value after the acquisition were $193,527,399.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Directors/Trustees under procedures established by the Board of Directors/Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (GAAP).

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Fund's securities lending agent. CSFB has agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   H) OTHER -- Strategic Value may invest up to 15% of its net assets in non-publicly traded securities. Small Cap Value and Large Cap Value may each invest up to 10% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets as follows:

          FUND                                            ANNUAL RATE
          ----                                            -----------
          Large Cap Value           0.75% of average daily net assets less than $75 million
                                    0.50% of average daily net assets greater than $75 million
          Strategic Value           0.75% of average daily net assets
          Small Cap Value           0.875% of first $100 million of average daily net assets
                                    0.75% of next $100 million of average daily net assets
                                    0.625% of average daily net assets greater than $200 million

   For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were as follows:

                                GROSS                        NET
                              ADVISORY                     ADVISORY
          FUND                   FEE         WAIVER          FEE
          ----               -----------    ---------    -----------
          Large Cap Value    $ 1,126,184    $ 509,588    $   616,596
          Strategic Value      1,862,407           --      1,862,407
          Small Cap Value      2,046,845      335,009      1,711,836

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds. At its meeting held on February 12, 2002 the Board of Directors/Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective July 1, 2002 for Large Cap Value and Small Cap Value and August 1, 2002 for Strategic Value.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were as follows:

          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------
          Large Cap Value                          $ 187,737
          Strategic Value                            248,321
          Small Cap Value                            267,487

   For its co-administrative services, PFPC was entitled to receive a fee for each fund, exclusive of out-of-pocket expenses, based on the following fee structure:

          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------
          First $500 million           .075% of average daily net assets
          Next $1 billion              .065% of average daily net assets
          Over $1.5 billion            .055% of average daily net assets

   For the period November 1, 2001 through June 30, 2002 for Large Cap Value and Small Cap Value, and for the period November 1, 2001 through July 31, 2002 for Strategic Value, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were as follows:

          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------
          Large Cap Value                          $ 105,639
          Strategic Value                            149,432
          Small Cap Value                            126,431

   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------
          First $5 billion             .050% of average daily net assets
          Next $5 billion              .035% of average daily net assets
          Over $10 billion             .020% of average daily net assets

   For the period July 1, 2002 through October 31, 2002 for Large Cap Value and Small Cap Value, and for the period August 1, 2002 through October 31, 2002 for Strategic Value, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:

          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------
          Large Cap Value                          $  23,388
          Strategic Value                             28,532
          Small Cap Value                             59,962

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A and Common Class shares of Large Cap Value and Small Cap Value. For the Advisor Class shares of Strategic Value, the shareholder servicing and distribution fee is calculated at an annual rate of .50% of the average daily net assets. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets. For the year ended October 31, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
          FUND                                        DISTRIBUTION FEE
          ----                                     ----------------------
          Large Cap Value
           Common Class                                   $   7,388
           Class A                                          332,952
           Class B                                          333,191
           Class C                                           20,948
                                                          ---------
                                                          $ 694,479
                                                          =========

          Strategic Value
           Advisor Class                                  $ 173,655
           Class A                                              293
           Class B                                              339
           Class C                                            1,222
                                                          ---------
                                                          $ 175,509
                                                          =========

          Small Cap Value
           Common Class                                   $ 108,136
           Class A                                          499,401
           Class B                                          208,821
           Class C                                           35,900
                                                          ---------
                                                          $ 852,258
                                                          =========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2002, the Funds reimbursed CSAM the following amounts, which are included in the Funds' transfer agent expense:

          FUND                                              AMOUNT
          ----                                            ---------
          Large Cap Value                                 $   5,080
          Strategic Value                                   244,797
          Small Cap Value                                    71,709

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' shares:

          FUND                                              AMOUNT
          ----                                            ---------
          Large Cap Value                                 $  50,674
          Strategic Value                                       929
          Small Cap Value                                    53,730

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid for its services by the Funds as follows:

          FUND                                              AMOUNT
          ----                                            ---------
          Large Cap Value                                 $  66,512
          Strategic Value                                    27,896
          Small Cap Value                                    97,107

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for any of the Funds either under the New Credit Facility or the Prior Credit Facility.

   During the year ended October 31, 2002, the following Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

                           AVERAGE DAILY   WEIGHTED AVERAGE     MAXIMUM DAILY
          FUND             LOAN BALANCE    INTEREST RATE %     LOAN OUTSTANDING
          ----             -------------   ----------------    ----------------
          Small Cap Value    2,231,182          2.303%            4,570,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

          FUND                     PURCHASES                    SALES
          ----                    ------------              -------------
          Large Cap Value         $ 51,757,345              $ 122,725,342
          Strategic Value           69,284,030                 91,546,012
          Small Cap Value           45,922,450                 84,089,968

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Strategic Value is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares and one billion each are classified as Class A, Class B and Class C shares. Large Cap Value and Small Cap Value are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class, and an unlimited number of shares are classified as the Class A, Class B, and Class C shares. Transactions in capital shares of the Funds were as follows:

                                                         LARGE CAP VALUE
                                   ------------------------------------------------------------
                                                           COMMON CLASS
                                   ------------------------------------------------------------
                                        FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                         OCTOBER 31, 2002                OCTOBER 31, 2001
                                   ------------------------------------------------------------
                                      SHARES           VALUE          SHARES          VALUE
                                   ------------    ------------    ------------    ------------
Shares sold                             103,965    $  2,023,735         247,678    $  5,610,931
Shares issued in reinvestment
  of dividends and distributions         12,434         242,387             852          18,040
Shares redeemed                        (105,918)     (2,094,726)        (80,982)     (1,820,615)
                                   ------------    ------------    ------------    ------------
Net increase                             10,481    $    171,396         167,548    $  3,808,356
                                   ============    ============    ============    ============

                                       53

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS A
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                              626,066    $  12,458,395          497,633    $  10,992,519
Shares exchanged due to merger           745,023       14,973,364               --               --
Shares issued in reinvestment of
  dividends and distributions            493,645        9,681,586          587,498       12,903,682
Shares redeemed                       (1,742,654)     (33,021,060)      (1,003,451)     (21,875,515)
                                   -------------    -------------    -------------    -------------
Net increase                             122,080    $   4,092,285           81,680    $   2,020,686
                                   =============    =============    =============    =============

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                              290,681    $   5,488,383          136,380    $   2,979,246
Shares issued in reinvestment of
  dividends and distributions            133,172        2,598,132          157,054        3,422,233
Shares redeemed                         (396,941)      (7,219,735)        (306,403)      (6,625,998)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                   26,912    $     866,780          (12,969)   $    (224,519)
                                   =============    =============    =============    =============

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS C
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                               54,693    $   1,022,052           81,416    $   1,797,567
Shares issued in reinvestment of
  dividends and distributions              8,035          155,964            2,401           52,155
Shares redeemed                          (33,052)        (615,500)          (6,944)        (152,097)
                                   -------------    -------------    -------------    -------------
Net increase                              29,676    $     562,516           76,873    $   1,697,625
                                   =============    =============    =============    =============

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS D
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(1)                OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                               53,963    $   1,072,918          263,799    $   5,878,192
Shares issued in reinvestment of
  dividends and distributions            171,387        3,381,467          303,506        4,472,360
Shares redeemed                       (2,311,557)     (47,718,754)        (276,713)      (6,245,645)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)               (2,086,207)   $ (43,264,369)         190,592    $   4,104,907
                                   =============    =============    =============    =============

                                       54

                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                                             COMMON CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                            2,197,385    $  27,640,532        3,725,127    $  51,683,209
Shares issued in reinvestment of
  dividends and distributions            515,385        6,786,899        2,749,394       35,349,336
Shares redeemed                       (3,600,864)     (44,820,752)      (5,453,055)     (74,139,460)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                 (888,094)   $ (10,393,321)       1,021,466    $  12,893,085
                                   =============    =============    =============    =============

                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                                            ADVISOR CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                              354,262    $   4,443,977          801,031    $  11,105,426
Shares issued in reinvestment of
  dividends and distributions             77,486        1,030,565          450,848        5,796,931
Shares redeemed                         (937,589)     (11,126,396)      (1,076,470)     (14,599,817)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                 (505,841)   $  (5,651,854)         175,409    $   2,302,540
                                   =============    =============    =============    =============

                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                               CLASS A                           CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(2)               OCTOBER 31, 2002(2)
                                   ------------------------------    ------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   ------------------------------    ------------------------------
Shares sold                               38,285    $     440,384            8,602    $     102,640
Shares issued in reinvestment of
  dividends and distributions                 13              157               --               --
Shares redeemed                               --               --             (192)          (2,539)
                                   -------------    -------------    -------------    -------------
Net increase                              38,298    $     440,541            8,410    $     100,101
                                   =============    =============    =============    =============

                                           STRATEGIC VALUE
                                   ------------------------------
                                               CLASS C
                                   ------------------------------
                                         FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(2)
                                   ------------------------------
                                      SHARES            VALUE
                                   -------------    -------------
Shares sold                               13,525    $     174,980
                                   -------------    -------------
Net increase                              13,525    $     174,980
                                   =============    =============

                                       55

                                                           SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                             COMMON CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                            2,037,442    $  43,491,976          397,275    $   8,783,388
Shares exchanged due to merger                --               --        1,465,919       33,444,703
Shares issued in reinvestment of
  dividends and distributions            206,532        4,122,723               --               --
Shares redeemed                       (1,271,379)     (26,177,786)        (412,055)      (9,044,812)
                                   -------------    -------------    -------------    -------------
Net increase                             972,595    $  21,436,913        1,451,139    $  33,183,279
                                   =============    =============    =============    =============

                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS A
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                            1,317,940    $  35,671,755        1,061,823    $  22,929,213
Shares issued in reinvestment of
  dividends and distributions          1,250,540       25,063,759        1,330,676       25,192,101
Shares redeemed                       (3,884,528)     (90,304,871)      (1,309,249)     (28,022,948)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)               (1,316,048)   $ (29,569,357)       1,083,250    $  20,098,366
                                   =============    =============    =============    =============

                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                              352,858    $   7,019,306           95,195    $   1,975,413
Shares issued in reinvestment of
  dividends and distributions            117,607        2,258,049          129,006        2,362,103
Shares redeemed                         (219,418)      (4,302,841)        (134,033)      (2,738,710)
                                   -------------    -------------    -------------    -------------
Net increase                             251,047    $   4,974,514           90,168    $   1,598,806
                                   =============    =============    =============    =============

                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS C
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                              210,925    $   4,179,124           66,176    $   1,395,453
Shares issued in reinvestment of
  dividends and distributions             11,516          220,414            2,190           40,191
Shares redeemed                          (54,000)      (1,015,269)          (5,367)        (100,349)
                                   -------------    -------------    -------------    -------------
Net increase                             168,441    $   3,384,269           62,999    $   1,335,295
                                   =============    =============    =============    =============

(1)  Large Cap Value Class D ceased operations effective March 18, 2002.
(2)  For the period November 30, 2001 (inception date) through October 31, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

                             NUMBER OF        APPROXIMATE PERCENTAGE
                           SHAREHOLDERS       OF OUTSTANDING SHARES
                           ------------       ---------------------
Large Cap Value
  Common Class                   2                     73%
  Class C                        2                     20%
Strategic Value
  Common Class                   3                     46%
  Advisor Class                  1                     98%
  Class A                        7                     67%
  Class B                        5                     59%
  Class C                        3                     88%
Small Cap Value
  Common Class                   3                     66%
  Class C                        1                      6%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, for the Funds were as follows:

                             ORDINARY INCOME            LONG-TERM CAPITAL GAIN          RETURN OF CAPITAL
                       ---------------------------   ---------------------------   ---------------------------
     FUND                  2002           2001           2002           2001           2002           2001
     ----              ------------   ------------   ------------   ------------   ------------   ------------
     Large Cap Value   $  1,552,589   $  1,984,922   $ 17,514,077   $ 21,660,927   $         --   $         --
     Strategic Value        750,766      1,903,728      7,119,425     39,896,950         68,246             --
     Small Cap Value     10,814,993      8,274,362     22,508,380     21,622,199             --             --

   At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                        LARGE CAP VALUE  STRATEGIC VALUE  SMALL CAP VALUE
                                        ---------------  ---------------  ---------------
Undistributed ordinary income           $       159,497  $            --  $       785,837
Accumulated realized gain (loss)             (1,349,517)      (1,256,325)      18,618,941
Unrealized appreciation (depreciation)       22,319,212       (3,173,757)      35,949,583
                                        ---------------  ---------------  ---------------
                                        $    21,129,192  $    (4,430,082) $    55,354,361
                                        ===============  ===============  ===============

   At October 31, 2002, the Funds had capital loss carryovers available to offset possible future capital gains as follows:

                                                  EXPIRES OCTOBER 31,
                                              --------------------------
   FUND                                           2009           2010
   ----                                       -----------    -----------
   Large Cap Value                            $ 1,362,521    $        --
   Strategic Value                                     --      1,256,325
   Small Cap Value                                     --             --

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                                         NET UNREALIZED
                                     GROSS UNREALIZED  GROSS UNREALIZED  APPRECIATION/
   FUND             IDENTIFIED COST    APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
   ----             ---------------  ----------------  ----------------  --------------
   Large Cap Value  $   125,746,794    $ 27,346,913    $    5,027,701    $  22,319,212
   Strategic Value      205,271,358      24,631,530        27,805,287       (3,173,757)
   Small Cap Value      183,454,438      47,400,516        11,450,933       35,949,583

   At October 31, 2002, accumulated undistributed net investment income (loss), accumulated net realized gain (loss) from investments, and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of reit dividends and capital loss carryovers from a fund acquisition. Net assets were not affected by these reclassifications:

                                     INCREASE (DECREASE)
                      -------------------------------------------------
                                                        ACCUMULATED NET
                                        UNDISTRIBUTED    REALIZED GAIN
                        PAID-IN        NET INVESTMENT      (LOSS) ON
   FUND                 CAPITAL         INCOME (LOSS)      INVESTMENT
   ----               ------------     --------------   ---------------
   Large Cap Value    $  1,827,222     $          (8)   $    (1,827,214)
   Strategic Value         (68,246)           61,832              6,414
   Small Cap Value              --           (14,280)            14,280

NOTE 7. SUBSEQUENT EVENT

   On December 12, 2002, the Board of Directors of Strategic Value approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of Strategic Value would become a shareholder of Large Cap Value (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same aggregate net asset value as their shares of Strategic Value. The Reorganization is subject to the approval of Strategic Value's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors/Trustees and Shareholders of Credit Suisse Large Cap Value Fund;
Credit Suisse Strategic Value Fund, Inc.;
Credit Suisse Small Cap Value Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Value Fund, Credit Suisse Strategic Value Fund, Inc. and Credit Suisse Small Cap Value Fund (Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund are series of the Credit Suisse Capital Funds) (collectively referred to as the "Funds") at October 31, 2002, the results of their operations for the year then ended, the changes in each of their net assets and financial highlights (for Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund) for each of the two years in the period then ended and the financial highlights (for Credit Suisse Strategic Value Fund, Inc.) for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as the "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------
INDEPENDENT DIRECTORS/TRUSTEES

Richard H. Francis              Director/     Since            Currently retired;          53                Director of
c/o Credit Suisse               Trustee       1999             Executive Vice                                The Indonesia
Asset Management, LLC           and           (Strategic       President and                                 Fund, Inc.
466 Lexington Avenue            Audit         Value),          Chief Financial
New York, New York              Committee     2001             Officer of Pan Am
10017-3147                      Member        (Large Cap       Corporation and
                                              Value and        Pan American
Age: 70                                       Small Cap        World Airways,
                                              Value)           Inc. from 1988 to
                                                               1991

Jack W. Fritz                   Director/     Since            Private investor;           52                Director of
2425 North Fish Creek Road      Trustee and   1996             Consultant and                                Advo, Inc.
P.O. Box 1287                   Audit         (Strategic       Director of Fritz                             (direct mail
Wilson, Wyoming 83014           Committee     Value),          Broadcasting, Inc.                            advertising)
                                Member        2001             and Fritz
Age: 75                                       (Large Cap       Communications
                                              Value and        (developers and
                                              Small Cap        operators of radio
                                              Value)           stations) since
                                                               1987

Jeffrey E. Garten               Director/     Since            Dean of Yale                52                Director of
Box 208200                      Trustee and   1998             School of                                     Aetna, Inc.;
New Haven, Connecticut          Audit         (Strategic       Management and                                Director of
06520-8200                      Committee     Value),          William S. Beinecke                           Calpine Energy
                                Member        2001             Professor in the                              Corporation;
Age: 56                                       (Large Cap       Practice of                                   Director of
                                              Value and        International                                 CarMax Group
                                              Small Cap        Trade and Finance;                            (used car
                                              Value)           Undersecretary of                             dealers)
                                                               Commerce for
                                                               International Trade
                                                               from November 1993
                                                               to October 1995;
                                                               Professor at
                                                               Columbia University
                                                               from September
                                                               1992 to November
                                                               1993

----------
(1) Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       61

                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------
INDEPENDENT DIRECTORS/TRUSTEES
 --(CONTINUED)

Peter F. Krogh                  Director/     Since            Dean Emeritus and           52                Member of
301 ICC                         Trustee and   2001             Distinguished Professor                       Board
Georgetown University           Audit         (All Funds)      of International Affairs                      of The Carlisle
Washington, DC 20057            Committee                      at the Edmund A. Walsh                        Companies Inc.;
                                Member                         School of Foreign Service,                    Member of
Age: 65                                                        Georgetown University;                        Selection
                                                               Moderator of PBS                              Committee
                                                               Foreign affairs television                    for Truman
                                                               Series                                        Scholars and
                                                                                                             Henry Luce
                                                                                                             Scholars; Senior
                                                                                                             Associate of
                                                                                                             Center for
                                                                                                             Strategic and
                                                                                                             International
                                                                                                             Studies; Trustee
                                                                                                             of numerous
                                                                                                             world affairs
                                                                                                             organizations

James S. Pasman, Jr.            Director/     Since 1999       Currently retired;          54                Director of
c/o Credit Suisse               Trustee and   (Strategic       President and Chief                           Education
Asset Management, LLC           Audit         Value),          Operating Officer of                          Management
466 Lexington Avenue            Committee     2001             National InterGroup,                          Corp.; Director
New York, New York              Member        (Large Cap       Inc. (holding company)                        of Credit
10017-3147                                    Value and        from April 1989                               Suisse Asset
                                              Small Cap        to March 1991;                                Management
Age: 71                                       Value)           Chairman of Permian                           Income Fund,
                                                               Oil Co. from April 1989                       Inc.; Trustee of
                                                               to March 1991                                 Credit Suisse
                                                                                                             High Yield Bond
                                                                                                             Fund

                                       62

                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------
INDEPENDENT DIRECTORS/TRUSTEES
 --(CONTINUED)

Steven N. Rappaport             Director/     Since 1999       Partner of Lehigh Court     53                Director of
Lehigh Court, LLC               Trustee and   (Strategic       LLC since July 2002;                          The First Israel
40 East 52nd Street             Audit         Value),          President of Sunguard                         Fund, Inc.
New York, New York              Committee     2001             Securities Finance, Inc.
10022                           Chairman      (Large Cap       from 2001 to July 2002;
                                              Value and        President of Loanet, Inc.
Age: 54                                       Small Cap        (on-line accounting
                                              Value)           service) from 1995 to
                                                               2001; Director, President,
                                                               North American
                                                               Operations, and former
                                                               Executive Vice President
                                                               from 1992 to 1993 of
                                                               Worldwide Operations of
                                                               Metallurg Inc.
                                                               (manufacture of specially
                                                               metals and alloys);
                                                               Executive Vice President,
                                                               Telerate, Inc. (provider
                                                               of real-time information
                                                               to the capital markets)
                                                               from 1987 to 1992;
                                                               Partner in the law firm
                                                               of Hartman & Craven
                                                               until 1987

INTERESTED DIRECTOR/TRUSTEE

William W. Priest(2)            Director/     Since 1999       Senior Partner and          59                Director of The
Steinberg Priest & Sloane       Trustee       (Strategic       Fund Manager,                                 Brazilian Equity
Capital Management                            Value),          Steinberg                                     Fund, Inc.; The
12 East 49th Street                           2001             Priest & Sloane Capital                       Chile Fund, Inc.;
12th Floor                                    (Large Cap       Management since                              The Emerging
New York, New York                            Value and        March 2001; Chairman                          Markets Tele-
10017                                         Small Cap        and Managing                                  communications
                                              Value)           Director of CSAM                              Fund, Inc.; The
Age: 61                                                        from 2000 to                                  First Israel Fund,
                                                               February 2001, Chief                          Inc.; The Latin
                                                               Executive Officer and                         American Equity
                                                               Managing Director of                          Fund, Inc.; The
                                                               CSAM from 1990 to                             Indonesia Fund,
                                                               2000                                          Inc.; and Credit
                                                                                                             Suisse Asset
                                                                                                             Management
                                                                                                             Income Fund, Inc.

------------
(2) Mr. Priest is a Director/Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February
    2001.

                                       63

                                                  TERM
                                                  OF OFFICE(1)
                                                  AND
                                POSITION(S)       LENGTH
                                HELD WITH         OF TIME
NAME, ADDRESS AND AGE           FUNDS             SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------           ------------      --------------   ---------------------------------------------------------
OFFICERS

Laurence R. Smith               Chairman          Since            Managing Director and Global Chief Investment Officer
Credit Suisse Asset                               2002             of CSAM; Associated with JP Morgan Investment
Management, LLC                                   (All Funds)      Management from 1981 to 1999; Officer of Other Credit
466 Lexington Avenue                                               Suisse Funds
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                Vice President    Since 1999       Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset             and Secretary     (Strategic       Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                   Value),          Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                              2001             with CS First Boston Investment Management from
New York, New York                                (Large Cap       1994 to 1995; Associated with Division of Enforcement,
10017-3147                                        Value and        U.S. Securities and Exchange Commission from 1991
                                                  Small Cap        to 1994; Officer of Other Credit Suisse Funds
                                                  Value)

Age: 38

Michael A. Pignataro            Treasurer         Since 1999       Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             and Chief         (Strategic       Associated with CSAM since 1984; Officer of Other Credit
Management, LLC                 Financial         Value),          Suisse Funds
466 Lexington Avenue            Officer           2001
New York, New York                                (Large Cap
10017-3147                                        Value and
                                                  Small Cap
                                                  Value)

Age: 43

Gregory N. Bressler, Esq.       Assistant         Since 2000       Vice President and Legal Counsel of CSAM since January
Credit Suisse Asset             Secretary         (Strategic       2000; Associated with the law firm of Swidler Berlin
Management, LLC                                   Value),          Shereff Friedman LLP from 1996 to 2000; Officer of Other
466 Lexington Avenue                              2001             Credit Suisse Funds
New York, New York                                (Large Cap
10017-3147                                        Value and
                                                  Small Cap
                                                  Value)

Age: 36

                                       64

                                                  TERM
                                                  OF OFFICE(1)
                                                  AND
                                POSITION(S)       LENGTH
                                HELD WITH         OF TIME
NAME, ADDRESS AND AGE           FUNDS             SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------           ------------      --------------   ---------------------------------------------------------
OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.          Assistant         Since            Assistant Vice President and Legal Counsel of CSAM
Credit Suisse Asset             Secretary         2002             since December 2000; Assistant Vice President, Institutional
Management, LLC                                   (All Funds)      Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                               December 2000; Marketing Associate, International Equity
New York, New York                                                 Department, Warburg Pincus Asset Management, Inc.
10017-3147                                                         from January 1998 to January 2000; self-employed author
                                                                   and consultant, from January 1996 to December 1997;
                                                                   Officer of Other Credit Suisse Funds

Age: 38

Rocco A. Del Guercio            Assistant         Since 1999       Vice President and Administrative Officer of CSAM;
Credit Suisse Asset             Treasurer         (Strategic       Associated with CSAM since June 1996; Assistant
Management, LLC                                   Value),          Treasurer, Bankers Trust -- Fund Administration from
466 Lexington Avenue                              2001             March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                (Large Cap       Supervisor, Dreyfus Corporation from April 1987
10017-3147                                        Value and        to March 1994; Officer of Other Credit Suisse Funds
                                                  Small Cap
                                                  Value)

Age: 39

Joseph Parascondola             Assistant         Since 2000       Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset             Treasurer         (Strategic       since April 2000; Assistant Vice President, Deutsche
Management, LLC                                   Value),          Asset Management from January 1999 to April 2000;
466 Lexington Avenue                              2001             Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                (Large Cap       from November 1995 to December 1998; Officer of Other
10017-3147                                        Value and        Credit Suisse Funds
                                                  Small Cap
                                                  Value)

Age: 39

Robert M. Rizza                 Assistant         Since            Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset             Treasurer         2002             Administrative Officer of CSAM from March 1998
Management, LLC                                   (All Funds)      to December 2000; Assistant Treasurer of Bankers
466 Lexington Avenue                                               Trust Co. from April 1994 to March 1998; Officer of Other
New York, New York                                                 Credit Suisse Funds
10017-3147

Age: 37

   The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2002, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction are as follows:

   FUND                           PERCENTAGE
   ----                           ----------
   Large Cap Value                   83.41%
   Strategic Value                  100.00%
   Small Cap Value                   98.73%

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2002, the Funds declared the following dividends that were designated as 20% long-term capital gains dividends:

   FUND                           AMOUNT
   ----                        ------------
   Large Cap Value             $ 17,514,077
   Strategic Value                7,119,425
   Small Cap Value               22,514,838

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

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSVAL-2-1002